UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

Becky L. Park

Short-Term Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Short-Term Bond Fund of America® Semi-annual report for the six months ended February 28, 2023

Invest with care for
durable outcomes

Short-Term Bond Fund of America seeks to provide you with current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 and Class A shares at net asset value. If a sales charge (maximum 2.50% for Class A shares) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2023 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–0.05%	1.17%	0.86%
Class A shares (reflecting 2.50% maximum sales charge)	–2.82	0.39	0.38

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.39% for Class F-2 shares and 0.66% for Class A shares as of the prospectus dated November 1, 2022.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com for more information.

The fund’s 30-day yield for Class F-2 shares as of February 28, 2023, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 3.47%. The fund’s 12-month distribution rate for Class F-2 shares as of that date was 1.96%. The 30-day yield for Class A shares as of February 28, 2023, was 3.06%. The distribution rate for Class A shares as of that date was 1.64%. Class A share results reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Short-Term Bond Fund of America for the periods ended February 28, 2023, are shown in the table below, as well as results of the fund’s benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, refer to capitalgroup.com/individual/investments/fund/SBFFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

24	Financial statements

28	Notes to financial statements

40	Financial highlights

Results at a glance

For periods ended February 28, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

Short-Term Bond Fund of America (Class F-2 shares)[2]	–0.49%	–2.90%	0.90%	0.70%	1.39%
Short-Term Bond Fund of America (Class A shares)	–0.62	–3.16	0.63	0.48	1.18
Bloomberg U.S. Government/Credit 1–3 Years ex BBB Index[3]	–0.39	–2.64	0.92	0.77	1.77
Lipper Short U.S. Government Funds Average[4]	–0.79	–3.35	0.36	0.24	1.34

Past results are not predictive of results in future periods.

[1]	Lifetime returns for Class F-2 shares are as of October 2, 2006, the inception date of Class A shares.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Bloomberg U.S. Government/Credit 1–3 Years ex BBB Index is a market value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to three years, excluding BBB-rated securities. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Source: Bloomberg Index Services Ltd.
[4]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic, and averages may have few funds, especially over longer periods. Source: Refinitiv Lipper. Refer to the Quarterly Statistical Update, available on our website, for the number of funds in the Lipper category for each fund’s lifetime.

Short-Term Bond Fund of America	1

Investment portfolio February 28, 2023	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	40.92%
AAA/Aaa	34.28
AA/Aa	9.01
A/A	9.72
Short-term securities & other assets less liabilities	6.07
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 93.93%	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 40.38%
U.S. Treasury 36.06%
U.S. Treasury 2.50% 3/31/2023	USD	16,121	$16,094
U.S. Treasury 0.125% 4/30/2023		10,000	9,923
U.S. Treasury 2.75% 4/30/2023		50,000	49,839
U.S. Treasury 0.25% 6/15/2023		137,000	135,185
U.S. Treasury 0.125% 10/15/2023		31,500	30,549
U.S. Treasury 0.50% 11/30/2023		200,000	193,296
U.S. Treasury 2.625% 12/31/2023		52,361	51,305
U.S. Treasury 0.125% 2/15/2024		8,672	8,266
U.S. Treasury 0.25% 3/15/2024		25,000	23,773
U.S. Treasury 2.25% 4/30/2024		50,000	48,387
U.S. Treasury 2.50% 4/30/2024[1]		388,000	376,449
U.S. Treasury 0.25% 5/15/2024		45,000	42,451
U.S. Treasury 2.00% 6/30/2024		50,000	48,000
U.S. Treasury 1.75% 7/31/2024		14,080	13,442
U.S. Treasury 3.00% 7/31/2024		150,000	145,758
U.S. Treasury 3.25% 8/31/2024		721,133	702,516
U.S. Treasury 4.25% 9/30/2024		21,071	20,832
U.S. Treasury 1.50% 11/30/2024		19,500	18,392
U.S. Treasury 1.375% 1/31/2025		74,640	69,966
U.S. Treasury 4.125% 1/31/2025		17,240	17,016
U.S. Treasury 4.625% 2/28/2025		39,754	39,624
U.S. Treasury 1.75% 3/15/2025		341,000	320,887
U.S. Treasury 0.50% 3/31/2025		30,070	27,557
U.S. Treasury 2.625% 4/15/2025		315,100	301,538
U.S. Treasury 0.25% 5/31/2025		16,150	14,629
U.S. Treasury 2.875% 6/15/2025		321,596	309,068
U.S. Treasury 3.00% 7/15/2025		5,708	5,496
U.S. Treasury 0.25% 7/31/2025		5,000	4,504
U.S. Treasury 3.50% 9/15/2025		9,155	8,913
U.S. Treasury 3.00% 9/30/2025		16,670	16,024
U.S. Treasury 4.25% 10/15/2025		23,549	23,347
U.S. Treasury 0.25% 10/31/2025		13,490	12,048
U.S. Treasury 3.00% 10/31/2025		49,453	47,501
U.S. Treasury 4.50% 11/15/2025		40,813	40,742

2	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.00% 12/15/2025	USD	52,326	$51,621
U.S. Treasury 3.875% 1/15/2026		262,882	258,334
U.S. Treasury 0.375% 1/31/2026		10,000	8,883
U.S. Treasury 4.00% 2/15/2026		39,959	39,398
U.S. Treasury 0.50% 2/28/2026		24,100	21,426
U.S. Treasury 0.75% 4/30/2026		38,485	34,310
U.S. Treasury 0.75% 5/31/2026		26,200	23,295
U.S. Treasury 4.125% 9/30/2027[1]		305,000	303,318
U.S. Treasury 3.50% 1/31/2028		32,248	31,257
U.S. Treasury 4.00% 2/29/2028		29,184	28,960
U.S. Treasury 2.375% 3/31/2029[1]		7,230	6,553
U.S. Treasury 0.625% 5/15/2030[1]		2,000	1,582
U.S. Treasury 2.875% 5/15/2032[1]		7,782	7,157
U.S. Treasury 4.25% 5/15/2039[1]		5,265	5,425
U.S. Treasury 1.375% 11/15/2040[1]		1,400	919
U.S. Treasury 1.875% 2/15/2041[1]		1,036	740
U.S. Treasury 1.875% 2/15/2051[1]		708	463
U.S. Treasury 2.375% 5/15/2051[1]		1,380	1,015
U.S. Treasury 2.875% 5/15/2052[1]		417	341
			4,018,314

U.S. Treasury inflation-protected securities 4.32%
U.S. Treasury Inflation-Protected Security 0.625% 4/15/2023[2]		20,913	21,020
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[2]		11,769	11,573
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[2]		37,878	37,081
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[2]		38,793	37,758
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[2]		167,885	161,271
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[1,2]		67,967	65,809
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[2]		8,237	7,893
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[2]		93,436	88,367
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[2]		54,313	51,265
			482,037

Total U.S. Treasury bonds & notes			4,500,351

Asset-backed obligations 19.97%
522 Funding CLO, Ltd., Series 18-2, Class A, (3-month USD-LIBOR + 1.04%) 5.848% 4/20/2031[3,4,5]		900	887
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD-LIBOR + 1.04%) 5.848% 10/20/2031[3,4,5]		900	888
ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[3,4]		2,365	2,369
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 8/17/2026[3,4]		22,156	21,243
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[3,4]		6,116	5,863
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[3,4]		3,374	3,360
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.973% 4/21/2031[3,4,5]		16,255	16,179
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 5.742% 1/15/2030[3,4,5]		9,107	9,046
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 5.742% 10/16/2030[3,4,5]		9,169	9,022
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[3,4]		8,846	8,875
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[3,4]		1,465	1,444
American Credit Acceptance Receivables Trust, Series 2022-4, Class B, 6.75% 10/13/2026[3,4]		1,641	1,661
American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.86% 2/15/2029[3,4]		1,120	1,158
American Express Credit Account Master Trust, Series 2018-9, Class A, (1-month USD-LIBOR + 0.38%) 4.968% 4/15/2026[3,5]		49,424	49,427
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[3]		15,609	15,164
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[3,4]		12,253	11,907
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[3,4]		4,436	4,265
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[3,4]		1,521	1,469
American Money Management Corp., Series 2017-21, Class C, (3-month USD-LIBOR + 2.10%) 6.914% 11/2/2030[3,4,5]		1,900	1,834

Short-Term Bond Fund of America	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.66% 12/18/2024[3]	USD	123	$123
Anchorage Capital CLO, Ltd., Series 2014-4R, Class A, (3-month USD-LIBOR + 1.05%) 5.852% 1/28/2031[3,4,5]		245	243
Apidos CLO, Series 2017-27, Class A1R, (3-month USD-LIBOR + 0.93%) 5.722% 7/17/2030[3,4,5]		980	972
Apidos CLO, Series 2013-15, Class A1RR (3-month USD-LIBOR + 1.01%) 5.818% 4/20/2031[3,4,5]		2,000	1,983
Apidos CLO, Series XXX, Class A2, (3-month USD-LIBOR + 1.60%) 6.395% 10/18/2031[3,4,5]		3,934	3,874
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 5.735% 1/22/2028[3,4,5]		9,787	9,723
Ares CLO, Ltd., Series 2015-35R, Class B, (3-month USD-LIBOR + 1.65%) 6.442% 7/15/2030[3,4,5]		1,010	988
Avis Budget Rental Car Funding (AESOP), LLC, Series 2017-2A, Class A, 2.97% 3/20/2024[3,4]		1,204	1,203
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-1A, Class A, 3.70% 9/20/2024[3,4]		1,080	1,073
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[3,4]		12,750	12,560
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[3,4]		12,965	12,562
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[3,4]		2,280	2,147
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[3,4]		1,250	1,162
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[3,4]		10,786	9,768
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[3,4]		5,320	5,405
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[3,4]		6,056	5,982
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[3]		12,593	12,617
Babson CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.10%) 7.784% 4/20/2036[3,4,5]		1,000	1,000
Bain Capital Credit CLO, Ltd., Series 2017-2, Class AR2, (3-month USD-LIBOR + 1.18%) 5.998% 7/25/2034[3,4,5]		1,750	1,727
Balboa Bay Loan Funding, Ltd., Series 2023-1, Class A, (3-month USD CME Term SOFR + 1.90%) 6.711% 4/20/2035[3,4,5]		2,000	2,000
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 5.915% 11/20/2030[3,4,5]		20,207	20,055
Ballyrock CLO, Ltd., Series 2023-23, Class A1, (3-month USD CME Term SOFR + 1.98%) 6.971% 4/25/2036[3,4,5]		857	857
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[3,4]		921	900
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[3,4]		3,895	3,624
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[3,4]		4,208	4,003
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[3,4]		650	564
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[3,4]		4,443	4,217
Battalion CLO, Ltd., Series 2018-12, Class A2R, (1-month USD-LIBOR + 1.45%) 6.327% 5/17/2031[3,4,5]		2,700	2,673
Betony CLO 2, Ltd., Series 2018-1, Class A2, (3-month USD LIBOR + 1.60%) 6.402% 4/30/2031[3,4,5]		700	687
BlueMountain CLO, Ltd., Series 2018-22, Class C, (3-month USD LIBOR + 1.95%) 6.742% 7/15/2031[3,4,5]		3,200	3,014
BMW Vehicle Lease Trust, Series 2023-1, Class A2, 5.27% 2/25/2025[3]		11,881	11,880
BMW Vehicle Lease Trust, Series 2023-1, Class A3, 5.16% 11/25/2025[3]		3,516	3,514
Capital One Multi-Asset Execution Trust, Series 2018-2, Class A2, (1-month USD-LIBOR + 0.35%) 4.938% 3/16/2026[3,5]		49,168	49,238
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[3]		22,635	22,639
Carlyle Global Market Strategies, CLO, Series 2019-1, Class A1AR, (3-month USD-LIBOR + 1.08%) 5.888% 4/20/2031[3,4,5]		250	248

4	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Carlyle Global Market Strategies, CLO, Series 2014-5, Class A1RR, (3-month USD-LIBOR + 1.14%) 5.932% 7/15/2031[3,4,5]	USD	700	$695
Carlyle Global Market Strategies, CLO, Series 2014-3R, Class A1A, (3-month USD-LIBOR + 1.05%) 5.865% 7/27/2031[3,4,5]		2,658	2,638
Carlyle Global Market Strategies, CLO, Series 2015-1, Class A1RR, (3-month USD-LIBOR + 1.08%) 5.888% 1/20/2032[3,4,5]		250	247
CarMax Auto Owner Trust, Series 2019-2, Class A4, 2.77% 12/16/2024[3]		1,693	1,686
CarMax Auto Owner Trust, Series 2022-4, Class A2A, 5.34% 12/15/2025[3]		4,704	4,704
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[3]		4,629	4,617
CarMax Auto Owner Trust, Series 2023-1, Class A3, 4.75% 10/15/2027[3]		1,296	1,282
CarMax Auto Owner Trust, Series 2023-1, Class A4, 4.65% 1/16/2029[3]		957	940
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[3,4]		1,438	1,220
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 5.785% 7/27/2030[3,4,5]		23,784	23,510
Cerberus Loan Funding, LP, CLO, Series 2019-1A, Class AR, (3-month USD-LIBOR + 1.50%) 6.292% 4/15/2031[3,4,5]		2,000	1,966
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 7.235% 10/15/2034[3,4,5]		3,000	3,005
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 7.29% 3/22/2035[3,4,5]		2,000	2,001
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[3,4]		18,472	16,557
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[3,4]		12,851	11,176
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[3,4]		10,821	10,646
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[3,4]		4,277	4,203
CIFC Funding, Ltd., CLO, Series 2017-5, Class A1, (3-month USD-LIBOR + 1.18%) 5.972% 11/16/2030[3,4,5]		597	594
CIFC Funding, Ltd., CLO, Series 2015-1, Class ARR, (3-month USD-LIBOR + 1.11%) 5.925% 1/22/2031[3,4,5]		250	249
CIFC Funding, Ltd., CLO, Series 2018-3A, Class A, (3-month USD-LIBOR + 1.10%) 5.895% 7/18/2031[3,4,5]		2,600	2,580
Citibank Credit Card Issuance Trust, Series 2018-A3, Class A3, 3.29% 5/23/2025[3]		125,000	124,553
Citibank Credit Card Issuance Trust, Series 2018-A4, Class A4, 4.912% 6/9/2025[3,5]		24,200	24,202
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD-LIBOR + 0.62%) 5.213% 4/22/2026[3,5]		19,839	19,884
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[3,4]		3,396	2,954
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[3,4]		7,323	6,383
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[3,4]		6,161	5,408
Covenant Credit Partners CLO, Ltd., Series 2017-1, Class C1, (3-month USD-LIBOR + 2.55%) 7.342% 10/15/2029[3,4,5]		539	524
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[3,4]		9,094	9,160
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[3,4]		9,297	9,155
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[3,4]		3,278	3,252
CPS Auto Receivables Trust, Series 2022-D, Class A, 6.09% 1/15/2027[3,4]		14,649	14,678
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[3,4]		4,663	4,607
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[3,4]		3,750	3,720
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 7/16/2029[3,4]		3,886	3,860
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[3,4]		10,100	9,733
Crestline Denali CLO XVII, LLC, Series 2018-1, Class C, (3-month USD-LIBOR + 2.35%) 7.142% 10/15/2031[3,4,5]		1,000	967
Discover Card Execution Note Trust, Series 2018-A6, Class A6, (1-month USD-LIBOR + 0.39%) 4.978% 3/15/2026[3,5]		49,404	49,412
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 3/16/2026[3]		9	9
Drive Auto Receivables Trust, Series 2021-3, Class B, 1.11% 5/15/2026[3]		4,610	4,520
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 8/17/2026[3]		1,815	1,802
DriveTime Auto Owner Trust, Series 2021-1A, Class B, 0.62% 9/15/2025[3,4]		516	514
DriveTime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 6/15/2026[3,4]		4,910	4,845
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[3,4]		15,687	15,717
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[3,4]		11,225	11,205
DriveTime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 3/15/2028[3,4]		6,000	5,847
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[3,4]		5,316	5,243
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 5.772% 4/15/2028[3,4,5]		19,896	19,778
Dryden Senior Loan Fund, CLO, Series 2013-28, Class A1LR, (3-month USD-LIBOR + 1.20%) 6.064% 8/15/2030[3,4,5]		1,833	1,820
Dryden Senior Loan Fund, CLO, Series 2018-57, Class A, (3-month USD-LIBOR + 1.01%) 5.874% 5/15/2031[3,4,5]		1,100	1,091

Short-Term Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Dryden Senior Loan Fund, CLO, Series 2019-72, Class CR, (3-month USD-LIBOR + 1.85%) 6.714% 5/15/2032[3,4,5]	USD	1,414	$1,360
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[3,4]		836	718
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[3,4]		16,035	15,641
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[3,4]		5,330	5,237
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[3,4]		17,345	17,440
Exeter Automobile Receivables Trust, Series 2022-4A, Class A2, 3.99% 8/15/2024[3]		1,837	1,836
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 5/15/2025[3,4]		456	454
Exeter Automobile Receivables Trust, Series 2023-1, Class A2, 5.61% 6/16/2025[3]		7,007	7,014
Exeter Automobile Receivables Trust, Series 2021-4A, Class A3, 0.68% 7/15/2025[3]		1,351	1,349
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[3]		5,262	5,266
Exeter Automobile Receivables Trust, Series 2023-1, Class A3, 5.58% 4/15/2026[3]		5,048	5,052
Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.86% 12/15/2026[3]		3,550	3,506
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[3]		7,301	7,188
Exeter Automobile Receivables Trust, Series 2023-1, Class B, 5.72% 4/15/2027[3]		4,930	4,927
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[3]		4,808	4,825
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[3]		2,330	2,357
First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.45% 3/16/2026[3,4]		585	580
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[3,4]		8,341	7,445
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[3,4]		1,725	1,528
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[3,4]		21,597	21,706
Ford Credit Auto Lease Trust, Series 2023-A, Class A2A, 5.19% 6/15/2025[3]		3,149	3,145
Ford Credit Auto Lease Trust, Series 2023-A, Class A3, 4.94% 3/15/2026[3]		1,383	1,377
Ford Credit Auto Lease Trust, Series 2023-A, Class A4, 4.83% 5/15/2026[3]		821	815
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[3,4]		9,391	9,243
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[3,4]		10,000	9,614
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[3,4]		1,857	1,742
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[3,4]		17,573	17,410
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class AT, (3-month USD CME Term SOFR + 2.25%) 7.003% 4/23/2036[3,4,5]		1,500	1,500
Galaxy CLO, Ltd., Series 2013-15, Class ARR, (3-month USD-LIBOR + 0.97%) 5.762% 10/15/2030[3,4,5]		2,220	2,204
Galaxy CLO, Ltd., Series 2015-20, Class AR, (3-month USD-LIBOR + 1.00%) 5.808% 4/20/2031[3,4,5]		250	248
Galaxy CLO, Ltd., Series 2015-21, Class AR, (3-month USD-LIBOR + 1.02%) 5.828% 4/20/2031[3,4,5]		1,250	1,240
Galaxy CLO, Ltd., Series 2015-21, Class BR, (3-month USD-LIBOR + 1.35%) 6.158% 4/20/2031[3,4,5]		470	461
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[3,4]		8,978	7,959
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[3,4]		4,435	3,806
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[3,4]		20,354	18,238
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[3,4]		14,723	13,129
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[3,4]		17,603	15,264
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[3,4]		7,970	6,945
GM Financial Automobile Leasing Trust, Series 2019-4, Class B, 2.04% 2/17/2025[3]		4,331	4,282
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.24% 3/18/2025[3]		3,130	3,094
GM Financial Automobile Leasing Trust, Series 2023-1, Class A2A, 5.27% 6/20/2025[3]		14,851	14,853
GM Financial Automobile Leasing Trust, Series 2023-1, Class A3, 5.16% 4/20/2026[3]		4,627	4,630
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class A2A, 5.19% 3/16/2026[3]		3,605	3,601
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[3,4]		4,325	4,476
GoldenTree Loan Management US CLO, Ltd., Series 2017-2, Class AR, (3-month USD-LIBOR + 0.91%) 5.718% 11/20/2030[3,4,5]		1,140	1,131
Greywolf CLO, Ltd., Series 2015-1, Class BR, (3-month USD-LIBOR + 2.00%) 6.818% 1/27/2031[3,4,5]		1,580	1,513
Guggenheim CLO, Ltd., Series 2022-2, Class C, (3-month USD CME Term SOFR + 4.50%) 9.141% 1/15/2035[3,4,5]		618	617
Hayfin Kingsland VIII, Ltd., Series 2018-8, Class A, (3-month USD-LIBOR + 1.12%) 5.928% 4/20/2031[3,4,5]		6,500	6,454
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[3,4]		30,495	28,318
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[3,4]		3,660	3,392
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[3,4]		15,481	14,334
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[3,4]		26,860	25,695
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[3,4]		11,000	10,975
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[3,4]		25,165	21,954
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[3,4]		3,000	2,804
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[3]		39,312	39,290

6	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[3]	USD	5,913	$5,906
Hyundai Auto Lease Securitization Trust, Series 2023-A, Class A2A, 5.20% 4/15/2025[3,4]		659	658
Hyundai Auto Lease Securitization Trust, Series 2023-A, Class A3, 5.05% 1/15/2026[3,4]		8,476	8,441
Hyundai Auto Lease Securitization Trust, Series 2023-A, Class A4, 4.94% 11/16/2026[3,4]		535	528
ICG US CLO, Ltd., Series 2014-2, Class ARR, (3-month USD-LIBOR + 1.03%) 5.822% 1/15/2031[3,4,5]		600	596
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD-LIBOR + 1.18%) 5.972% 1/15/2031[3,4,5]		300	298
KKR Financial CLO, Ltd., Series 28, Class A, (3-month USD-LIBOR + 1.14%) 5.909% 3/15/2031[3,4,5]		1,750	1,740
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD-LIBOR + 1.00%) 5.792% 4/15/2031[3,4,5]		1,368	1,357
KKR Financial CLO, Ltd., Series 21, Class B, (3-month USD-LIBOR + 1.40%) 6.192% 4/15/2031[3,4,5]		700	682
KKR Financial CLO, Ltd., Series 22-2, Class C, (3-month USD CME Term SOFR + 4.25%) 8.768% 10/20/2031[3,4,5]		3,000	3,000
KKR Financial CLO, Ltd., Series 16, Class A12R, (3-month USD-LIBOR + 1.21%) 6.018% 10/20/2034[3,4,5]		735	723
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[3,4]		5,423	5,269
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[3,4]		18,708	18,706
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[3,4]		9,072	9,005
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[3,4]		1,799	1,791
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[3,4]		642	634
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[3,4]		339	337
LCM, LP, Series 2020-A, Class CR, (3-month USD-LIBOR + 1.95%) 6.758% 10/20/2027[3,4,5]		250	244
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 5.792% 4/15/2029[3,4,5]		2,322	2,317
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 5.815% 7/21/2030[3,4,5]		30,192	29,854
Madison Park Funding, Ltd., CLO, Series 2017-23A, Class AR, (3-month USD-LIBOR + 0.97%) 5.785% 7/27/2031[3,4,5]		692	687
Madison Park Funding, Ltd., CLO, Series 2019-34, Class BR, (3-month USD-LIBOR + 1.65%) 6.468% 4/25/2032[3,4,5]		1,200	1,183
Madison Park Funding, Ltd., CLO, Series 2021-48A, Class A, (3-month USD-LIBOR + 1.15%) 5.948% 4/19/2033[3,4,5]		1,000	992
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 5.942% 4/15/2029[3,4,5]		12,313	12,230
Marathon Static CLO, Ltd., Series 2022-18A, Class A1, (3-month USD-LIBOR + 2.22%) 6.859% 7/20/2030[3,4,5]		4,670	4,670
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A2, 5.09% 1/15/2026[3]		3,222	3,215
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3, 4.51% 11/15/2027[3]		703	695
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A4, 4.31% 4/16/2029[3]		866	845
MidOcean Credit CLO, Series 2016-6, Class ARR, (3-month USD-LIBOR + 1.07%) 5.878% 4/20/2033[3,4,5]		2,000	1,962
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 9/15/2026[3,4]		12,936	12,660
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[3,6,7]		3,635	3,635
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[3,6,7]		385	385
Mountain View Funding, Series 2017-1, Class AR, CLO, 5.882% 10/16/2029[3,4,5]		821	812
MP CLO III, Ltd., Series 2013-1, Class AR, (3-month USD-LIBOR + 1.25%) 6.058% 10/20/2030[3,4,5]		460	455
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[3,4]		4,866	4,225
Navient Student Loan Trust, Series 2020-D, Class A, 1.69% 5/15/2069[3,4]		1,379	1,251
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[3,4]		4,890	4,224
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[3,4]		9,921	8,611
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[3,4]		10,316	8,693
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[3,4]		5,515	4,687
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[3,4]		16,641	14,446
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[3,4]		16,137	14,437
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[3,4]		12,808	11,476
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[3,4]		25,692	22,969
Neuberger Berman CLO, Ltd., Series 2014-17, Class CR2, (3-month USD-LIBOR + 2.00%) 6.815% 4/22/2029[3,4,5]		350	339
Neuberger Berman CLO, Ltd., Series 2017-25, Class AR, (3-month USD-LIBOR + 0.93%) 5.725% 10/18/2029[3,4,5]		300	298

Short-Term Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[3,4]	USD	51,588	$44,255
Newark BSL CLO 1, Ltd., Series 2016-1, Class BR, (3-month USD-LIBOR + 2.00%) 6.931% 12/21/2029[3,4,5]		1,150	1,130
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 5.788% 7/25/2030[3,4,5]		5,275	5,237
Nissan Auto Lease Trust, Series 2023-A, Class A3, 4.91% 1/15/2026[3]		1,192	1,186
Nissan Auto Lease Trust, Series 2023-A, Class A4, 4.80% 7/15/2027[3]		730	723
Northwoods Capital, Ltd., Series 18-11B, Class A1, (3-month USD-LIBOR + 1.10%) 5.898% 4/19/2031[3,4,5]		837	828
Oaktree CLO, Ltd., Series 2018-1, Class A2, (3-month USD-LIBOR + 1.85%) 6.658% 10/20/2030[3,4,5]		500	485
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.89% 1/20/2035[3,4,5]		2,400	2,402
OCP CLO, Ltd., Series 2020-8RA, Class A1, (3-month USD-LIBOR + 1.22%) 6.012% 1/17/2032[3,4,5]		500	496
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD-LIBOR + 1.00%) 5.81% 4/10/2033[3,4,5]		250	246
Octagon Investment Partners 32, Ltd., CLO, Series 2017-1, Class A1R, (3-month USD-LIBOR + 0.95%) 5.742% 7/15/2029[3,4,5]		240	238
Octagon Investment Partners XVI, Ltd., CLO, Series 2013-1, Class BR, (3-month USD-LIBOR + 1.60%) 6.392% 7/17/2030[3,4,5]		1,750	1,713
Octagon Investment Partners XVII, Ltd., CLO, Series 2013-1, Class CR2, (3-month USD-LIBOR + 1.70%) 6.518% 1/25/2031[3,4,5]		700	653
Octagon Loan Funding, Ltd., Series 2014-1, Class ARR, (3-month USD-LIBOR + 1.18%) 6.095% 11/18/2031[3,4,5]		1,550	1,537
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[3,4]		8,676	8,076
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[3,4]		9,200	8,665
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[3,4]		8,636	7,738
Option One Mortgage Loan Trust, Series 2005-3, Class M2, (1-month USD-LIBOR + 0.735%) 5.352% 8/25/2035[3,5]		586	583
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 5.958% 11/25/2028[3,4,5]		17,456	17,405
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 5.708% 4/20/2029[3,4,5]		6,502	6,456
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 5.592% 10/15/2029[3,4,5]		17,445	17,274
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 6.192% 10/15/2029[3,4,5]		4,278	4,186
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 5.682% 4/15/2030[3,4,5]		5,278	5,237
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 6.218% 1/15/2031[3,4,5]		22,184	22,168
Palmer Square Loan Funding, CLO, Series 2022-3, Class A1A, (3-month USD CME Term SOFR + 1.82%) 5.825% 4/15/2031[3,4,5]		16,000	16,018
Palmer Square Loan Funding, CLO, Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.75%) 7.755% 4/15/2031[3,4,5]		4,000	3,999
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 6.432% 7/24/2031[3,4,5]		10,794	10,801
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD-LIBOR + 1.00%) 5.792% 10/17/2031[3,4,5]		2,849	2,822
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[3,4]		8,160	7,953
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.025% 1/20/2031[3,4,5]		9,947	9,961
PPM CLO, Ltd., Series 2022-6, Class C, (3-month USD CME Term SOFR + 4.50%) 9.075% 1/20/2031[3,4,5]		2,500	2,491
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 5.867% 7/25/2051[3,4,5]		1,225	1,199
Progress Residential Trust, Series 2019-SFR4, Class A, 2.687% 10/17/2036[3,4]		470	447
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 5.732% 10/15/2030[3,4,5]		22,580	22,363
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[3,4]		12,447	12,133
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD-LIBOR + 1.19%) 5.998% 10/20/2030[3,4,5]		1,400	1,392
Rockford Tower CLO, Ltd., Series 2018-1, Class A, (3-month USD-LIBOR + 1.10%) 6.015% 5/20/2031[3,4,5]		500	496

8	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
RRAM, CLO, Series 2018-3, Class A1R2, (3-month USD-LIBOR + 1.09%) 5.882% 1/15/2030[3,4,5]	USD	3,510	$3,489
RRAM, CLO, Series 2018-3, Class A2R2, (3-month USD-LIBOR + 1.40%) 6.192% 1/15/2030[3,4,5]		600	590
RRAM, CLO, Series 2022-24, Class A1, (3-month USD CME Term SOFR + 2.40%) 7.058% 1/15/2032[3,4,5]		1,974	1,979
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 1/15/2025[3]		7,859	7,835
Santander Drive Auto Receivables Trust, Series 2022-3, Class A2, 2.76% 3/17/2025[3]		2,454	2,448
Santander Drive Auto Receivables Trust, Series 2022-6, Class A2, 4.37% 5/15/2025[3]		606	604
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/2025[3]		3,799	3,792
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[3]		12,963	12,988
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[3]		9,342	9,326
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[3]		14,355	14,183
Santander Drive Auto Receivables Trust, Series 2022-6, Class A3, 4.49% 11/16/2026[3]		16,306	16,122
Santander Drive Auto Receivables Trust, Series 2022-4, Class A3, 4.14% 2/16/2027[3]		10,000	9,869
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[3]		3,287	3,217
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[3]		3,008	3,032
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[3]		5,115	5,023
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[3]		4,660	4,568
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[3]		1,521	1,536
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[3]		8,392	8,275
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[3]		651	636
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[3]		4,994	4,894
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[3]		8,843	8,674
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[3]		961	990
SMB Private Education Loan Trust, Series 2022-C, Class A1A, 4.48% 5/16/2050[3,4]		1,996	1,923
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[3,4]		2,062	1,770
SMB Private Education Loan Trust, Series 2021-A, Class A2B, 1.59% 1/15/2053[3,4]		2,816	2,478
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 5.872% 4/15/2030[3,4,5]		7,426	7,372
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD-LIBOR + 1.15%) 5.945% 4/18/2031[3,4,5]		350	345
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD-LIBOR + 2.25%) 7.045% 4/18/2031[3,4,5]		1,200	1,113
Sound Point CLO, Ltd., Series 2014-1R, Class A, (3-month USD-LIBOR + 1.15%) 5.945% 7/18/2031[3,4,5]		7,000	6,889
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[3,4]		8,887	7,910
Steele Creek CLO, Ltd., Series 2017-1, Class A, (3-month USD-LIBOR + 1.25%) 6.042% 10/15/2030[3,4,5]		5,625	5,563
Steele Creek CLO, Ltd., Series 2014-1RA, Class A, (3-month USD-LIBOR + 1.07%) 5.885% 4/21/2031[3,4,5]		1,324	1,308
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[3,4]		3,264	2,982
Stratus Static CLO, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.95%) 5.758% 12/29/2029[3,4,5]		2,882	2,858
Stratus Static CLO, Ltd., Series 2022-1, Class A, (3-month USD CME Term SOFR + 1.75%) 6.389% 7/20/2030[3,4,5]		14,498	14,509
Stratus Static CLO, Ltd., Series 2022-2, Class A, (3-month USD CME Term SOFR + 1.90%) 6.539% 7/20/2030[3,4,5]		5,144	5,147
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 6.348% 10/20/2031[3,4,5]		11,000	11,004
Stratus Static CLO, Ltd., Series 2022-3, Class C, (3-month USD CME Term SOFR + 4.00%) 8.528% 10/20/2031[3,4,5]		2,000	2,004
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[3,4]		15,578	14,174
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD-LIBOR + 0.83%) 5.648% 10/25/2029[3,4,5]		2,209	2,185
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[3,4]		4,303	3,777
TCI-Flatiron CLO, Ltd., Series 2016-1A, Class AR3, (3-month USD CME Term SOFR + 1.10%) 5.732% 1/17/2032[3,4,5]		1,000	993
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[3,4]		5,433	4,959
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[3,4]		3,502	3,086
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[3,4]		2,118	1,796
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[3,4]		7,852	6,794
TICP CLO, Ltd., Series 2018-10, Class B, (3-month USD-LIBOR + 1.47%) 6.278% 4/20/2031[3,4,5]		700	687
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[3,4]		10,000	9,670
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[3,4]		11,492	10,549
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027[3]		13,726	13,582

Short-Term Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A4, 4.42% 8/15/2028[3]	USD	716	$702
Trinitas CLO, Ltd., Series 2017-7, Class A1R, (3-month USD-LIBOR + 1.20%) 6.018% 1/25/2035[3,4,5]		1,000	983
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[3,4]		15,224	13,149
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[3,4]		5,085	4,303
Upland CLO, Ltd., Series 16-1, Class A1AR, (3-month USD-LIBOR + 1.02%) 5.828% 4/20/2031[3,4,5]		1,300	1,290
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD-LIBOR + 0.88%) 5.672% 4/15/2027[3,5,7]		1,103	1,097
Verizon Master Trust, Series 2022-3, Class A, 3.01% 5/20/2027 (3.76% on 11/20/2023)[3,8]		13,850	13,618
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[3,8]		4,000	4,007
Verizon Master Trust, Series 2022-6, Class A, 3.67% 1/22/2029 (4.42% on 8/20/2025)[3,8]		6,457	6,257
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[3,8]		28,312	27,957
Voya, Ltd., CLO, Series 2015-1, Class A1R, (3-month USD-LIBOR + 0.90%) 5.695% 1/18/2029[3,4,5]		13	13
Voya, Ltd., CLO, Series 2015-1, Class A2R, (3-month USD-LIBOR + 1.25%) 6.045% 1/18/2029[3,4,5]		475	468
Voya, Ltd., CLO, Series 2013-1, Class BR, (3-month USD-LIBOR + 1.90%) 6.692% 10/15/2030[3,4,5]		320	302
Voya, Ltd., CLO, Series 2019-1A, Class AR, (3-month USD-LIBOR + 1.06%) 5.89% 4/15/2031[3,4,5]		400	397
Voya, Ltd., CLO, Series 2018-2, Class C1, (3-month USD-LIBOR + 1.85%) 6.642% 7/15/2031[3,4,5]		400	375
Voya, Ltd., CLO, Series 2016-3, Class A1R, (3-month USD-LIBOR + 1.19%) 5.985% 10/18/2031[3,4,5]		250	249
Wellfleet CLO, Ltd., Series 2015-1, Class AR4, (3-month USD-LIBOR + 0.89%) 5.698% 7/20/2029[3,4,5]		179	177
Wellfleet CLO, Ltd., Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.85%) 7.508% 4/15/2034[3,4,5]		900	878
Westlake Automobile Receivables Trust, Series 2021-3A, Class A2, 0.57% 9/16/2024[3,4]		3,470	3,455
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 7/15/2025[3,4]		1,132	1,124
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[3,4]		25,000	24,942
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[3,4]		17,486	17,321
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[3,4]		13,211	13,210
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[3,4]		12,560	12,413
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[3,4]		20,880	20,801
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[3,4]		1,863	1,883
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[3,4]		5,459	5,422
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[3,4]		1,771	1,758
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[3,4]		686	684
Whitehorse CLO, Ltd., Series 2018-12, Class A, (3-month USD-LIBOR + 1.25%) 6.042% 10/15/2031[3,4,5]		1,310	1,300
Wind River CLO, Ltd., Series 2018-1, Class B, (3-month USD-LIBOR + 1.65%) 6.442% 7/15/2030[3,4,5]		250	247
Wind River CLO, Ltd., Series 2013-2A, Class AR2, (3-month USD-LIBOR + 1.00%) 5.795% 10/18/2030[3,4,5]		2,569	2,542
Wind River CLO, Ltd., Series 2014-2, Class AR, (3-month USD-LIBOR + 1.14%) 5.932% 1/15/2031[3,4,5]		2,000	1,983
World Omni Auto Receivables Trust, Series 2023-A, Class A2A, 5.18% 7/15/2026[3]		24,000	23,970
			2,225,761

Mortgage-backed obligations 14.92%
Federal agency mortgage-backed obligations 6.18%
Fannie Mae Pool #AD2028 4.50% 3/1/2025[3]		237	235
Fannie Mae Pool #555538 4.111% 5/1/2033[3,5]		207	202
Fannie Mae Pool #888521 4.245% 3/1/2034[3,5]		340	346
Fannie Mae Pool #889579 6.00% 5/1/2038[3]		1,005	1,043
Fannie Mae Pool #AL0095 6.00% 7/1/2038[3]		34	35
Fannie Mae Pool #889983 6.00% 10/1/2038[3]		420	436
Fannie Mae Pool #AI8806 5.00% 8/1/2041[3]		752	759
Fannie Mae Pool #AB9584 3.50% 6/1/2043[3]		4	4
Fannie Mae Pool #BK2010 4.00% 4/1/2048[3]		13	12
Fannie Mae Pool #BK5305 4.00% 6/1/2048[3]		10	9
Fannie Mae Pool #CB1304 3.00% 8/1/2051[3]		694	619

10	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV8896 4.50% 6/1/2052[3]	USD	426	$412
Fannie Mae Pool #CB4209 3.50% 7/1/2052[3]		862	786
Fannie Mae Pool #FS3539 3.50% 7/1/2052[3]		748	682
Fannie Mae Pool #MA4656 4.50% 7/1/2052[3]		52	50
Fannie Mae Pool #MA4733 4.50% 9/1/2052[3]		10,428	10,059
Fannie Mae Pool #BW7714 4.50% 9/1/2052[3]		5,126	4,944
Fannie Mae Pool #MA4783 4.00% 10/1/2052[3]		11,400	10,714
Fannie Mae Pool #MA4784 4.50% 10/1/2052[3]		9,462	9,128
Fannie Mae Pool #BW8745 4.50% 10/1/2052[3]		6,719	6,484
Fannie Mae Pool #BW8996 4.50% 10/1/2052[3]		1,730	1,669
Fannie Mae Pool #BW8981 4.50% 10/1/2052[3]		1,516	1,462
Fannie Mae Pool #BW1226 4.50% 10/1/2052[3]		272	262
Fannie Mae Pool #CB4800 4.50% 10/1/2052[3]		162	157
Fannie Mae Pool #MA4805 4.50% 11/1/2052[3]		553	534
Fannie Mae Pool #BX1274 5.50% 11/1/2052[3]		186	186
Fannie Mae Pool #MA4840 4.50% 12/1/2052[3]		697	672
Fannie Mae Pool #MA4895 6.50% 1/1/2053[3]		22,486	23,070
Fannie Mae Pool #MA4928 6.50% 2/1/2053[3]		7,342	7,533
Fannie Mae Pool #BM6736 4.50% 11/1/2059[3]		5,361	5,229
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.553% 3/25/2023[3,5]		310	309
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.538% 5/25/2024[3,5]		1,973	1,923
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.54% 7/25/2024[3,5]		3,650	3,536
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.564% 11/25/2024[3,5]		2,331	2,241
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 4/25/2026[3]		845	825
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2/25/2027[3,5]		9	8
Freddie Mac Pool #G14740 5.50% 12/1/2024[3]		1	1
Freddie Mac Pool #781228 4.375% 2/1/2034[3,5]		243	238
Freddie Mac Pool #A23893 5.50% 7/1/2034[3]		123	123
Freddie Mac Pool #782818 4.375% 11/1/2034[3,5]		174	177
Freddie Mac Pool #1H2524 3.504% 8/1/2035[3,5]		425	431
Freddie Mac Pool #1L1292 4.505% 1/1/2036[3,5]		316	310
Freddie Mac Pool #G02162 5.50% 5/1/2036[3]		95	97
Freddie Mac Pool #848751 3.917% 6/1/2036[3,5]		101	103
Freddie Mac Pool #848365 3.899% 7/1/2036[3,5]		358	359
Freddie Mac Pool #760014 2.739% 8/1/2045[3,5]		444	427
Freddie Mac Pool #SI2002 4.00% 3/1/2048[3]		73	69
Freddie Mac Pool #SD7544 3.00% 7/1/2051[3]		3,147	2,787
Freddie Mac Pool #QC7001 3.50% 8/1/2051[3]		4	3
Freddie Mac Pool #SD0734 3.00% 10/1/2051[3]		982	874
Freddie Mac Pool #SD8175 3.50% 10/1/2051[3]		16	15
Freddie Mac Pool #SD0813 3.00% 1/1/2052[3]		2,096	1,863
Freddie Mac Pool #QE0768 3.50% 4/1/2052[3]		30,000	27,346
Freddie Mac Pool #QE0316 3.50% 4/1/2052[3]		190	173
Freddie Mac Pool #QE5462 4.00% 7/1/2052[3]		53	50
Freddie Mac Pool #SD8244 4.00% 9/1/2052[3]		2	2
Freddie Mac Pool #SD8257 4.50% 10/1/2052[3]		19,400	18,713
Freddie Mac Pool #QF1568 4.50% 10/1/2052[3]		4,213	4,064
Freddie Mac Pool #QF1189 4.50% 10/1/2052[3]		396	382
Freddie Mac Pool #SD8266 4.50% 11/1/2052[3]		4	3
Freddie Mac Pool #QF4830 6.50% 12/1/2052[3]		2,413	2,478
Freddie Mac Pool #SD8282 6.50% 1/1/2053[3]		7,211	7,399
Freddie Mac Pool #QF5667 6.50% 1/1/2053[3]		642	658
Freddie Mac Pool #SD8302 6.50% 2/1/2053[3]		1,080	1,108
Freddie Mac Pool #SD8308 5.50% 3/1/2053[3]		3,700	3,701
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 4/25/2023[3]		95	95
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 10/25/2023[3]		2,084	2,061
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 1/25/2024[3]		2,000	1,972
Freddie Mac, Series K727, Class A2, Multi Family, 2.946% 7/25/2024[3]		1,377	1,339
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[3]		826	793
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 3/25/2025[3]		40,299	38,825
Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[3]		50,453	48,075
Freddie Mac, Series K732, Class A2, Multi Family, 3.70% 5/25/2025[3]		41,257	40,117
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[3,5]		32,529	31,362
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 7/25/2025[3]		15,454	14,795
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025[3]		2,075	1,985
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 1/25/2026[3]		400	378
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2/25/2026[3]		4,605	4,408

Short-Term Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 7/25/2026[3]	USD	30		$28
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 11/25/2027[3,5]		10		9
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[3,5]		4,974		4,633
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[3]		7,460		6,929
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[3,5]		7,376		6,864
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[3,5]		15		13
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[3]		11		10
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[3]		4,196		4,017
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[3]		6,061		5,744
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 3/25/2058[3]		53		50
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[3]		1,112		1,051
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[3]		8,549		8,084
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[3]		1,699		1,574
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[3]		12,416		11,776
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[3]		2,035		1,926
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[3]		636		585
Government National Mortgage Assn. 5.00% 3/1/2053[3,9]		50,000		49,414
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[3]		42		42
Government National Mortgage Assn. Pool #MA5653 5.00% 12/20/2048[3]		1,787		1,791
Government National Mortgage Assn. Pool #MA5765 5.00% 2/20/2049[3]		388		388
Government National Mortgage Assn. Pool #MA5878 5.00% 4/20/2049[3]		1,256		1,257
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[3]		36		36
Government National Mortgage Assn. Pool #714621 5.46% 8/20/2059[3]		120		120
Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061[3]		1		1
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061[3]		3		3
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061[3]		3		3
Government National Mortgage Assn. Pool #725876 4.858% 9/20/2061[3]		—	[10]	—	[10]
Government National Mortgage Assn. Pool #710085 5.035% 9/20/2061[3]		3		3
Government National Mortgage Assn. Pool #725879 4.885% 10/20/2061[3]		1		1
Government National Mortgage Assn. Pool #AC0975 4.353% 4/20/2063[3]		2		2
Government National Mortgage Assn. Pool #AC1008 4.353% 10/20/2063[3]		1		1
Government National Mortgage Assn. Pool #776094 4.855% 10/20/2063[3]		2		2
Government National Mortgage Assn. Pool #AG8041 4.443% 11/20/2063[3]		9		9
Government National Mortgage Assn. Pool #AG8060 4.413% 12/20/2063[3]		9		9
Government National Mortgage Assn. Pool #AG8069 4.26% 1/20/2064[3]		10		10
Government National Mortgage Assn. Pool #AC1026 4.352% 1/20/2064[3]		2		2
Government National Mortgage Assn. Pool #AG8070 4.442% 1/20/2064[3]		9		9
Government National Mortgage Assn. Pool #AG8081 4.263% 2/20/2064[3]		10		10
Government National Mortgage Assn. Pool #AG8082 4.438% 2/20/2064[3]		9		8
Government National Mortgage Assn. Pool #AG8076 4.939% 2/20/2064[3]		2		2
Government National Mortgage Assn. Pool #767680 4.486% 6/20/2064[3]		22		21
Government National Mortgage Assn. Pool #AG8149 5.42% 6/20/2064[3,5]		135		135
Government National Mortgage Assn. Pool #AA7554 6.64% 7/20/2064[3]		22		22
Government National Mortgage Assn. Pool #AO0461 4.63% 8/20/2065[3]		47		46
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 5.43% 5/20/2062[3,5]		599		599
Government National Mortgage Assn., Series 2012-H20, Class PT, 5.584% 7/20/2062[3,5]		10,367		10,341
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year CMT Weekly Rate + 0.60%) 5.33% 3/20/2064[3,5]		3,690		3,683
Uniform Mortgage-Backed Security 2.50% 3/1/2053[3,9]		15,700		13,305
Uniform Mortgage-Backed Security 3.00% 3/1/2053[3,9]		13,900		12,231
Uniform Mortgage-Backed Security 4.00% 3/1/2053[3,9]		20,400		19,154
Uniform Mortgage-Backed Security 4.50% 3/1/2053[3,9]		2,170		2,091

12	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 5.50% 3/1/2053[3,9]	USD	26,300	$26,263
Uniform Mortgage-Backed Security 6.00% 3/1/2053[3,9]		50,309	50,906
Uniform Mortgage-Backed Security 6.50% 3/1/2053[3,9]		58,259	59,697
Uniform Mortgage-Backed Security 2.50% 4/1/2053[3,9]		19,700	16,717
Uniform Mortgage-Backed Security 3.00% 4/1/2053[3,9]		12,400	10,923
			689,284

Collateralized mortgage-backed obligations (privately originated) 5.35%
Argent Securities, Inc., Series 2005-W2, Class M1, 5.107% 10/25/2035[3,5]		1,830	1,782
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[3,4,5]		3,538	2,959
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[3,4,5]		4,323	4,032
Arroyo Mortgage Trust, Series 2019-2, Class A2, 3.498% 4/25/2049[3,4,5]		516	482
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049[3,4,5]		3,445	3,241
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[3,4]		1,774	1,629
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[3,4,8]		10,102	9,279
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[3,4,5]		4,066	3,650
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[3,4,5]		11,896	10,703
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[3,4,5]		6,567	6,226
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[3,4]		5,726	5,004
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026)[3,4,8]		1,502	1,376
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[3,4,8]		845	806
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[3,4,8]		7,753	7,554
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[3,4,8]		3,731	3,321
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 7/25/2049[3,4,5]		4,373	4,080
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 12/26/2030[3,4,5]		3,735	3,638
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2/25/2031[3,4,5]		2,333	2,264
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[3,4,5]		3,602	3,397
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[3,4,5]		300	276
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[3,4,5]		23,573	22,473
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[3,4,5]		4,254	4,124
CIM Trust, Series 2017-M1, Class M1, 3.50% 4/25/2057[3,4,5]		23,298	22,898
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[3,4,5]		6,745	6,618
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[3,4,5]		15,239	14,343
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[3,4,5]		2,019	1,827
COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% 3/25/2065[3,4]		366	360
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[3,4,5]		11,091	9,197
Connecticut Avenue Securities Trust, Series 2014-C01, Class M2, (1-month USD-LIBOR + 4.40%) 9.017% 1/25/2024[3,5]		1,076	1,105
Connecticut Avenue Securities Trust, Series 2014-C02A, Class 1M2, (1-month USD-LIBOR + 2.60%) 7.217% 5/25/2024[3,5]		4,516	4,571
Connecticut Avenue Securities Trust, Series 2015-C01, Class 1M2, (1-month USD-LIBOR + 4.30%) 8.917% 2/25/2025[3,5]		1,640	1,692
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[3,4]		4,018	3,614
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[3,4,5]		697	663
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[3,4,5]		7,167	6,178
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[3,4,5]		9,023	8,816
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[3,4]		14,247	14,599
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 7.917% 10/25/2027[3,5]		311	314
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 9.317% 4/25/2028[3,5]		2,426	2,527
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (1-month USD-LIBOR + 5.55%) 10.167% 7/25/2028[3,5]		2,212	2,369
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M1, (30-day Average USD-SOFR + 0.80%) 5.284% 8/25/2033[3,4,5]		192	191
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.434% 6/25/2042[3,4,5]		1,713	1,755
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.634% 9/25/2042[3,4,5]		242	244
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 6.317% 1/25/2050[3,4,5]		1,020	1,018

Short-Term Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[3,4,5]	USD	24,997	$21,049
GS Mortgage-Backed Securities Trust, Series 2020-PJ4, Class A2, 3.00% 1/25/2051[3,4,5]		1,612	1,367
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[3,4]		6,409	5,656
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[3,4]		1,111	1,042
Homeward Opportunities Fund Trust, Series 2020-2, 1.657% 5/25/2065[3,4,5]		33	33
Homeward Opportunities Fund Trust, Series 2020-2, Class A2, 2.635% 5/25/2065[3,4,5]		1,000	972
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[3,4,5]		2,154	1,748
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[3,4,8]		10,339	10,497
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[3,4,8]		18,396	18,314
JPMorgan Mortgage Acquisition Corp., Series 2006-HE1, Class A4, (1-month USD-LIBOR + 0.58%) 5.197% 1/25/2036[3,5]		49	49
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 9/25/2048[3,4,5]		25	22
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 5/25/2049[3,4,5]		85	79
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 6.25% 11/25/2059[3,4,5]		18,140	18,127
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2/25/2060[3,4,5]		22,621	22,298
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 3.25% 5/25/2060 (6.25% on 4/25/2023)[3,4,8]		8,393	8,321
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[3,4,8]		13,194	12,156
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[3,4,5]		2,526	2,344
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[3,4,8]		7,317	6,616
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 5.467% 11/25/2055[3,4,5]		27,731	27,433
MetLife Securitization Trust, Series 2018-1A, Class A, 3.75% 3/25/2057[3,4,5]		341	321
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 3/25/2065[3,4,5]		2,227	2,060
Mill City Mortgage Trust, Series 15-1, Class M2, 3.701% 6/25/2056[3,4,5]		3,336	3,305
Mill City Mortgage Trust, Series 2016-1, Class M2, 3.35% 4/25/2057[3,4,5]		9,000	8,770
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.50% 8/26/2058[3,4,5]		379	362
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[3,4,5]		2,649	2,504
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[3,4,5]		5,234	4,973
New Residential Mortgage Loan Trust, Series 2016-2, Class A1, 3.75% 11/26/2035[3,4,5]		292	274
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1, 3.75% 8/25/2055[3,4,5]		603	558
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056[3,4,5]		254	232
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057[3,4,5]		2,376	2,247
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[3,4,5]		523	492
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[3,4,5]		1,122	1,089
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50% 5/27/2058[3,4,5]		444	413
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059[3,4,5]		1,583	1,480
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[3,4,5]		12,146	11,335
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 5.367% 5/25/2055[3,4,5]		29,699	29,408
Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP3, Class 2A1A, 5.517% 6/25/2060[3,4,5]		390	390
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[3,4,8]		6,361	6,363
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[3,4,5]		10,670	8,871
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 9/17/2036[3,4]		20,791	19,712
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 6/18/2037[3,4]		3,361	3,111
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[3,4]		646	592
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[3,4,5]		3,398	3,221
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[3,4,5]		948	931
Towd Point Mortgage Trust, Series 2016-1, Class M1, 3.50% 2/25/2055[3,4,5]		15,500	15,210
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[3,4,5]		11,417	11,126
Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 4/25/2055[3,4,5]		151	151
Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.50% 5/25/2055[3,4,5]		974	965
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[3,4,5]		2,550	2,423
Towd Point Mortgage Trust, Series 2016-2, Class A2, 3.00% 8/25/2055[3,4,5]		1,162	1,146
Towd Point Mortgage Trust, Series 2016-4, Class A2, 3.00% 7/25/2056[3,4,5]		1,451	1,426

14	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056[3,4,5]	USD	2,538	$2,369
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[3,4,5]		65	64
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 10/25/2056[3,4,5]		2,397	2,365
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[3,4,5]		1,295	1,251
Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.217% 2/25/2057[3,4,5]		1,539	1,534
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 4/25/2057[3,4,5]		56	55
Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.341% 4/25/2057[3,4,5]		985	947
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057[3,4,5]		6,818	6,439
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[3,4,5]		273	267
Towd Point Mortgage Trust, Series 2017-3, Class M1, 3.50% 7/25/2057[3,4,5]		2,300	2,109
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[3,4,5]		1,989	1,900
Towd Point Mortgage Trust, Series 2015-2, Class 2B1, 4.293% 11/25/2057[3,4,5]		1,900	1,847
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[3,4,5]		395	384
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[3,4,5]		7,602	7,292
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[3,4,5]		4,875	4,644
Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75% 3/25/2058[3,4,5]		2,067	2,015
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058[3,4,5]		6,192	5,910
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 5.617% 5/25/2058[3,4,5]		1,932	1,932
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 6/25/2058[3,4,5]		2,146	1,984
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25% 7/25/2058[3,4,5]		390	364
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.744% 12/25/2058[3,4,5]		5,793	5,523
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[3,4]		3,746	3,330
Towd Point Mortgage Trust, Series 2015-2, Class 1M2, 3.497% 11/25/2060[3,4,5]		2,368	2,318
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[3,4]		15,024	14,170
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039[3,4]		2,795	2,367
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[3,4]		8,048	7,168
Verus Securitization Trust, Series 2020-2, Class A1, 2.226% 5/25/2060[3,4,5]		320	308
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[3,4,8]		4,881	4,832
			596,467

Commercial mortgage-backed securities 3.39%
AMSR Trust, Series 2019-SFR1, Class A, 2.774% 1/19/2039[3,4]		1,500	1,362
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[3]		500	475
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[3,4]		5,500	5,129
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.332% 5/15/2039[3,4,5]		3,324	3,314
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.46% 4/15/2037[3,4,5]		1,157	1,138
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.677% 6/15/2027[3,4,5]		4,773	4,779
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 5.177% 9/15/2034[3,4,5]		26,861	26,202
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.288% 9/15/2036[3,4,5]		18,661	18,233
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 5.487% 10/15/2036[3,4,5]		7,798	7,618
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.258% 6/15/2038[3,4,5]		3,755	3,692
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 5.458% 6/15/2038[3,4,5]		1,081	1,051
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 5.438% 11/15/2038[3,4,5]		17,514	17,237
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[3,4]		1,000	906
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 4/10/2046[3,5]		1,094	1,091
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A4, 4.371% 9/10/2046[3,5]		1,550	1,538
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class B, 5.095% 11/10/2046[3,5]		1,255	1,232
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A4, 4.023% 3/10/2047[3]		1,000	982
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 7/10/2047[3]		500	483

Short-Term Bond Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[3]	USD	5,125	$4,874
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 3/10/2046[3,4]		2,165	2,034
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.012% 3/10/2046[3,4,5]		460	452
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2/10/2047[3,5]		29,000	28,552
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 4/10/2047[3]		731	717
Commercial Mortgage Trust, Series 2014-CR18, Class A5, 3.828% 7/15/2047[3]		12,500	12,139
Commercial Mortgage Trust, Series 2014-UBS5, Class A4, 3.838% 9/10/2047[3]		16,310	15,810
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 11/10/2047[3]		1,800	1,738
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[3]		4,000	3,676
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[3]		1,486	1,436
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[3]		1,055	1,009
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 5/25/2065[3,4,5]		410	398
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 5.668% 7/15/2038[3,4,5]		5,581	5,504
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[3]		17,022	17,348
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[3,4]		4,125	3,900
GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 5.293% 8/15/2024[3,4,5]		6,206	6,161
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 5.508% 7/15/2025[3,4,5]		1,830	1,812
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 6/10/2046[3]		608	606
GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.243% 8/10/2046[3]		2,544	2,529
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271% 11/10/2046[3]		11,890	11,767
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[3]		11,255	10,916
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[3]		1,460	1,382
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 5.738% 5/17/2038[3,4,5]		4,500	4,459
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 4/15/2047[3]		948	928
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[3]		2,333	2,180
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[3,4]		9,132	7,877
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 12/15/2046[3]		940	929
La Quinta Mortgage Trust, Series 2022-LAQ, Class A, (1-month USD CME Term SOFR + 1.724%) 6.286% 3/15/2039[3,4,5]		21	21
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 5.638% 10/15/2038[3,4,5]		2,155	2,109
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[3,4]		7,193	6,196
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 5.389% 4/15/2026[3,4,5]		11,504	11,362
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 5/15/2046[3]		2,601	2,592
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.157% 8/15/2046[3,5]		2,000	1,980
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259% 10/15/2046[3,5]		7,963	7,895
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 11/15/2046[3]		10,000	9,863
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 6/15/2047[3]		162	159
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 8/15/2047[3]		395	384
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[3]		2,000	1,937
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249% 2/15/2048[3]		1,250	1,194
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[3]		4,000	3,803
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[3,5]		1,000	952
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB, 3.383% 10/15/2048[3]		444	431
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 11/15/2052[3]		1,333	1,266

16	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[3,4]	USD	7,687	$7,235
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[3,4]		7,365	6,771
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 5.164% 7/15/2036[3,4,5]		8,572	8,369
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.319% 11/15/2038[3,4,5]		5,890	5,770
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.562% 1/15/2039[3,4,5]		9,312	9,132
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244% 4/10/2046[3]		3,978	3,971
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[3,5]		5,749	5,477
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[3]		5,160	4,789
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4, 3.548% 8/15/2050[3]		483	472
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[3]		2,200	2,141
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 3/15/2045[3,5]		163	157
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 5/15/2045[3]		1,250	1,242
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.241% 12/15/2045[3]		90	88
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A5, 4.415% 9/15/2046[3]		1,000	991
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 3/15/2047[3]		1,580	1,553
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 11/15/2047[3]		581	558
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 3/15/2048[3,5]		287	287
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[3]		1,614	1,559
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.351% 11/15/2027[3,4,5]		17,286	17,338
			377,639

Total mortgage-backed obligations			1,663,390

Corporate bonds, notes & loans 12.65%
Financials 7.39%
ACE INA Holdings, Inc. 3.35% 5/3/2026		1,275	1,215
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[4,8]		20,000	20,482
American Express Co. 4.90% 2/13/2026		22,528	22,359
American Express Co. 1.65% 11/4/2026		9,000	7,964
Australia and New Zealand Banking Group, Ltd. 4.829% 2/3/2025[4]		5,011	4,970
Bank of America Corp. 0.523% 6/14/2024 (USD-SOFR + 0.41% on 6/14/2023)[8]		10,000	9,842
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[8]		6,000	5,783
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[8]		10,000	9,301
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[8]		30,000	29,695
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[8]		15,000	14,348
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[8]		8,000	7,829
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[8]		11,225	11,546
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[4,8]		10,000	10,024
Bank of Nova Scotia 1.45% 1/10/2025		2,000	1,863
Bank of Nova Scotia 4.75% 2/2/2026		8,000	7,875
Bank of Nova Scotia 1.35% 6/24/2026		2,000	1,762
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[8]		2,000	1,866
Dexia Credit Local SA 0.50% 7/16/2024[4]		11,000	10,300
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[4,8]		20,000	19,972
Goldman Sachs Group, Inc. 5.70% 11/1/2024		8,000	8,051
Goldman Sachs Group, Inc. 1.757% 1/24/2025 (USD-SOFR + 0.73% on 1/24/2024)[8]		8,000	7,702
Goldman Sachs Group, Inc. 1.093% 12/9/2026 (USD-SOFR + 0.789% on 12/9/2025)[8]		4,075	3,589
Groupe BPCE SA 1.625% 1/14/2025[4]		6,000	5,580
Groupe BPCE SA 1.00% 1/20/2026[4]		11,000	9,725
Groupe BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[4,8]		10,000	9,994
Guardian Life Global Funding 0.875% 12/10/2025[4]		8,000	7,060
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[8]		20,000	19,263
JPMorgan Chase & Co. 0.563% 2/16/2025 (USD-SOFR + 0.375% on 2/16/2024)[8]		12,300	11,667
JPMorgan Chase & Co. 0.768% 8/9/2025 (USD-SOFR + 0.49% on 8/9/2024)[8]		12,500	11,612
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[8]		8,000	7,994
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[8]		15,000	14,584
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[8]		2,000	1,815
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[8]		24,205	23,644

Short-Term Bond Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[8]	USD	17,000	$15,553
Lloyds Banking Group PLC 0.695% 5/11/2024 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.55% on 5/11/2023)[8]		12,000	11,867
Met Tower Global Funding 0.70% 4/5/2024[4]		25,000	23,732
Met Tower Global Funding 1.25% 9/14/2026[4]		20,000	17,411
Metropolitan Life Global Funding I 0.40% 1/7/2024[4]		13,575	13,018
Metropolitan Life Global Funding I 3.60% 1/11/2024[4]		7,007	6,901
Metropolitan Life Global Funding I 5.00% 1/6/2026[4]		10,000	9,980
Metropolitan Life Global Funding I 1.875% 1/11/2027[4]		18,000	15,930
Metropolitan Life Global Funding I 4.40% 6/30/2027[4]		5,600	5,440
Morgan Stanley (USD-SOFR + 0.455%) 4.55% 1/25/2024[5]		13,000	12,996
Morgan Stanley 0.791% 1/22/2025 (USD-SOFR + 0.509% on 1/22/2024)[8]		22,500	21,521
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[8]		19,129	17,727
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026)[8]		13,150	13,004
Morgan Stanley 2.475% 1/21/2028 (USD-SOFR + 1.00% on 1/21/2027)[8]		6,360	5,676
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[8]		8,350	8,203
National Australia Bank, Ltd. 1.388% 1/12/2025[4]		20,000	18,667
National Australia Bank, Ltd. 1.887% 1/12/2027[4]		6,000	5,344
National Securities Clearing Corp. 0.40% 12/7/2023[4]		40,000	38,509
Natwest Markets PLC 0.80% 8/12/2024[4]		20,000	18,642
New York Life Global Funding 0.90% 10/29/2024[4]		20,000	18,553
New York Life Global Funding 0.95% 6/24/2025[4]		17,280	15,633
New York Life Global Funding 0.85% 1/15/2026[4]		10,000	8,886
Nordea Bank AB 3.60% 6/6/2025[4]		15,000	14,414
Northwestern Mutual Global Funding 0.60% 3/25/2024[4]		10,000	9,514
Northwestern Mutual Global Funding 0.80% 1/14/2026[4]		16,215	14,385
PNC Financial Services Group, Inc. 5.671% 10/28/2025 (USD-SOFR + 1.09% on 10/28/2024)[8]		16,175	16,244
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[8]		5,000	4,927
State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[8]		7,295	7,232
Sumitomo Mitsui Financial Group, Inc. 3.936% 10/16/2023		14,846	14,714
Swedbank AB 0.85% 3/18/2024[4]		20,000	19,080
Toronto-Dominion Bank 0.30% 6/2/2023		5,000	4,940
Toronto-Dominion Bank 1.15% 6/12/2025		7,208	6,580
UBS AG 0.375% 6/1/2023[4]		20,000	19,766
UBS AG 0.70% 8/9/2024[4]		20,000	18,737
Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[8]		8,788	8,480
			823,482

Consumer discretionary 1.74%
Amazon.com, Inc. 0.25% 5/12/2023		9,210	9,125
Amazon.com, Inc. 0.45% 5/12/2024		9,210	8,716
Amazon.com, Inc. 0.80% 6/3/2025		8,635	7,885
American Honda Finance Corp. 0.65% 9/8/2023		12,000	11,718
American Honda Finance Corp. 3.625% 10/10/2023		8,621	8,537
American Honda Finance Corp. 0.55% 7/12/2024		11,000	10,315
American Honda Finance Corp. 0.75% 8/9/2024		16,000	15,009
Bayerische Motoren Werke AG 3.45% 4/12/2023[4]		13,235	13,208
Bayerische Motoren Werke AG 0.80% 4/1/2024[4]		5,752	5,478
Bayerische Motoren Werke AG 0.75% 8/12/2024[4]		18,750	17,581
Daimler Trucks Finance North America, LLC (USD-SOFR + 1.00%) 4.55% 4/5/2024[4,5]		20,000	20,018
Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[4]		4,569	4,542
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[4]		3,343	3,307
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[4]		8,525	7,546
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[4]		5,550	5,576
Toyota Motor Credit Corp. 2.90% 3/30/2023		4,000	3,993
Toyota Motor Credit Corp. 0.45% 1/11/2024		18,596	17,848
Toyota Motor Credit Corp. 0.625% 9/13/2024		15,000	14,009
Toyota Motor Credit Corp. 0.80% 1/9/2026		10,695	9,535
			193,946

18	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care 0.87%
AstraZeneca Finance, LLC 0.70% 5/28/2024	USD	15,000	$14,193
AstraZeneca PLC (3-month USD-LIBOR + 0.665%) 5.542% 8/17/2023[5]		11,772	11,804
Bristol-Myers Squibb Company 2.90% 7/26/2024		9,005	8,731
Cigna Corp. 1.25% 3/15/2026		7,710	6,857
Elevance Health, Inc. 4.90% 2/8/2026		8,434	8,334
Eli Lilly and Company 5.00% 2/27/2026		23,000	22,942
Novartis Capital Corp. 2.00% 2/14/2027		3,656	3,311
UnitedHealth Group, Inc. 5.00% 10/15/2024		16,175	16,166
UnitedHealth Group, Inc. 1.15% 5/15/2026		6,081	5,394
			97,732

Consumer staples 0.72%
Nestlé Holdings, Inc. 0.606% 9/14/2024[4]		20,000	18,672
Nestlé Holdings, Inc. 0.625% 1/15/2026[4]		8,000	7,091
PepsiCo, Inc. 4.55% 2/13/2026		10,000	9,943
Philip Morris International, Inc. 2.875% 5/1/2024		4,000	3,884
Philip Morris International, Inc. 4.875% 2/13/2026		8,000	7,913
Philip Morris International, Inc. 4.875% 2/15/2028		14,000	13,713
Procter & Gamble Company 0.55% 10/29/2025		7,937	7,116
Procter & Gamble Company 4.10% 1/26/2026		10,000	9,854
Procter & Gamble Company 1.00% 4/23/2026		2,389	2,128
			80,314

Utilities 0.52%
Duke Energy Progress, LLC 3.375% 9/1/2023		11,846	11,728
Entergy Louisiana, LLC 0.95% 10/1/2024		16,000	14,931
Florida Power & Light Company 5.05% 4/1/2028		5,300	5,297
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025		1,625	1,636
Southern California Edison Co. 1.10% 4/1/2024		6,511	6,204
Southern California Edison Co. 0.975% 8/1/2024		6,375	5,982
Southern California Edison Co. 5.30% 3/1/2028		12,000	11,951
			57,729

Information technology 0.49%
Apple, Inc. 1.125% 5/11/2025		4,352	4,020
Apple, Inc. 0.70% 2/8/2026		14,135	12,547
Intel Corp. 4.875% 2/10/2028		5,313	5,237
Intuit, Inc. 0.95% 7/15/2025		2,955	2,682
Microsoft Corp. 2.875% 2/6/2024		20,974	20,524
salesforce.com, inc. 0.625% 7/15/2024		10,000	9,402
			54,412

Materials 0.35%
Air Products and Chemicals, Inc. 1.50% 10/15/2025		6,815	6,221
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026		17,000	16,895
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028		9,000	8,894
Linde, Inc. 4.70% 12/5/2025		7,000	6,980
			38,990

Industrials 0.19%
Raytheon Technologies Corp. 5.00% 2/27/2026		6,721	6,712
Siemens AG 0.65% 3/11/2024[4]		15,000	14,279
			20,991

Energy 0.16%
Exxon Mobil Corp. 1.571% 4/15/2023		9,800	9,757
Exxon Mobil Corp. 2.019% 8/16/2024		5,125	4,901
Saudi Arabian Oil Co. 1.25% 11/24/2023[4]		640	621
Saudi Arabian Oil Co. 1.625% 11/24/2025[4]		2,690	2,454
			17,733

Real estate 0.12%
Public Storage (USD-SOFR + 0.47%) 4.55% 4/23/2024[5]		13,770	13,771

Short-Term Bond Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services 0.10%
SBA Tower Trust 1.631% 11/15/2026[4]	USD	6,741	$5,764
Tencent Holdings, Ltd. 1.81% 1/26/2026[4]		6,000	5,404
			11,168

Total corporate bonds, notes & loans			1,410,268

Bonds & notes of governments & government agencies outside the U.S. 5.21%
Asian Development Bank 4.125% 9/27/2024		33,732	33,215
Asian Development Bank 0.625% 10/8/2024		14,766	13,772
Asian Development Bank 2.875% 5/6/2025		17,241	16,551
Asian Development Bank 4.25% 1/9/2026		23,529	23,302
Asian Development Bank 1.00% 4/14/2026		19,197	17,220
Asian Development Bank 3.875% 9/28/2032		2,327	2,286
Caisse d’Amortissement de la Dette Sociale 1.125% 11/29/2024[4]		50,000	46,688
Caisse d’Amortissement de la Dette Sociale 4.625% 11/2/2025[4]		7,500	7,474
Caisse d’Amortissement de la Dette Sociale 4.00% 1/25/2026[4]		16,644	16,325
Canada 2.875% 4/28/2025		12,020	11,563
Canada 0.75% 5/19/2026		12,000	10,650
CPPIB Capital, Inc. 0.875% 9/9/2026[4]		10,154	8,907
Development Bank of Japan, Inc. 1.75% 2/18/2025[4]		14,294	13,382
Development Bank of Japan, Inc. 1.25% 10/20/2026[4]		17,276	15,179
European Bank for Reconstruction & Development 0.50% 5/19/2025		13,500	12,277
European Investment Bank 2.25% 6/24/2024		5,000	4,819
European Investment Bank 0.375% 12/15/2025		8,000	7,085
European Stability Mechanism 0.375% 9/10/2025[4]		5,282	4,744
Inter-American Development Bank 0.50% 9/23/2024		16,577	15,444
Inter-American Development Bank 0.625% 7/15/2025		13,000	11,827
International Bank for Reconstruction and Development 1.625% 1/15/2025		2	2
International Bank for Reconstruction and Development 0.75% 3/11/2025		12,933	11,926
International Development Assn. 2.75% 4/24/2023[4]		15,000	14,952
International Development Assn. 0.375% 9/23/2025[4]		10,000	8,969
Japan Bank for International Cooperation 1.75% 10/17/2024		3,594	3,399
Japan Bank for International Cooperation 2.875% 4/14/2025		19,050	18,190
Japan Bank for International Cooperation 4.25% 1/26/2026		26,078	25,633
KfW 0.25% 4/25/2023		17,853	17,732
KfW 0.25% 10/19/2023		2,000	1,939
KfW 1.375% 8/5/2024		13,062	12,393
Kommunalbanken 0.50% 10/21/2024[4]		8,960	8,313
Kommunalbanken 0.375% 9/11/2025[4]		25,046	22,458
Kommuninvest i Sverige Aktiebolag 0.50% 7/5/2023[4]		19,752	19,450
Kommuninvest i Sverige Aktiebolag 0.25% 8/9/2023[4]		17,648	17,270
Kommuninvest i Sverige Aktiebolag 3.25% 1/16/2024[4]		6,000	5,900
Kommuninvest i Sverige Aktiebolag 0.375% 2/16/2024[4]		25,000	23,834
Kommuninvest i Sverige Aktiebolag 2.875% 7/3/2024[4]		3,933	3,813
Ontario Teachers’ Finance Trust 0.875% 9/21/2026[4]		13,389	11,651
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[4]		10,000	9,334
Quebec (Province of) 0.60% 7/23/2025		6,415	5,813
Saskatchewan (Province of) 3.25% 6/8/2027		13,411	12,720
Swedish Export Credit Corp. 3.625% 9/3/2024		20,783	20,290
Swedish Export Credit Corp. 4.375% 2/13/2026		11,784	11,649
			580,340

Federal agency bonds & notes 0.54%
Fannie Mae 0.25% 5/22/2023		9,990	9,889
Fannie Mae 0.625% 4/22/2025		12,100	11,083
Fannie Mae 0.375% 8/25/2025[1]		14,603	13,142
Fannie Mae 0.875% 8/5/2030		7,190	5,675
Federal Farm Credit Banks 1.125% 1/6/2025		4,977	4,649
Federal Farm Credit Banks 1.75% 2/14/2025		10,290	9,699
Freddie Mac 0.375% 5/5/2023		2	2
Freddie Mac 0.25% 6/26/2023		2,000	1,971
Freddie Mac 0.25% 9/8/2023		3,750	3,658
			59,768

20	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals 0.26%
California 0.06%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025	USD	7,500	$6,863

Florida 0.11%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025		13,725	12,585

New York 0.09%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 0.492% 3/15/2024 (escrowed to maturity)		9,985	9,558

Total municipals			29,006

Total bonds, notes & other debt instruments (cost: $10,833,788,000)			10,468,884

Short-term securities 9.65%		Shares
Money market investments 9.65%
Capital Group Central Cash Fund 4.66%[11,12]		10,755,146	1,075,514

Total short-term securities (cost: $1,075,405,000)			1,075,514
Total investment securities 103.58% (cost: $11,909,193,000)			11,544,398
Other assets less liabilities (3.58)%			(399,498)

Net assets 100.00%			$11,144,900

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2023 (000)
30 Day Federal Funds Futures	Long	2,642	May 2023	USD1,047,252	$4
30 Day Federal Funds Futures	Long	10,375	June 2023	4,102,344	(3,177)
2 Year U.S. Treasury Note Futures	Long	14,481	June 2023	2,950,164	(7,869)
5 Year U.S. Treasury Note Futures	Long	4,558	June 2023	487,955	(576)
10 Year U.S. Treasury Note Futures	Short	684	June 2023	(76,373)	40
10 Year Ultra U.S. Treasury Note Futures	Short	8,206	June 2023	(961,641)	(3)
20 Year U.S. Treasury Bond Futures	Long	34	June 2023	4,257	(14)
30 Year Ultra U.S. Treasury Bond Futures	Short	277	June 2023	(37,412)	54
					$(11,541)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		2/28/2023 (000)	paid (000)	at 2/28/2023 (000)
U.S. Urban CPI	At maturity	6.18962%	At maturity	4/1/2023	USD	13,800	$30	$—	$30
4.5645%	Annual	U.S. EFFR	Annual	10/19/2024		185,000	(1,575)	—	(1,575)
4.533%	Annual	U.S. EFFR	Annual	10/20/2024		231,200	(2,081)	—	(2,081)
4.56%	Annual	U.S. EFFR	Annual	10/27/2024		231,600	(1,970)	—	(1,970)
4.5245%	Annual	U.S. EFFR	Annual	10/27/2024		277,800	(2,518)	—	(2,518)
4.1645%	Annual	SOFR	Annual	1/24/2025		1,723	(25)	—	(25)
4.18306%	Annual	SOFR	Annual	1/24/2025		98,147	(1,381)	—	(1,381)

Short-Term Bond Fund of America	21

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional	Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	2/28/2023 (000)	paid (000)	at 2/28/2023 (000)
4.16253%	Annual	SOFR	Annual	1/24/2025	USD 106,560	$(1,538)	$—	$(1,538)
3.8895%	Annual	SOFR	Annual	5/1/2025	72,155	(1,243)	—	(1,243)
3.8865%	Annual	SOFR	Annual	5/2/2025	28,840	(497)	—	(497)
3.87%	Annual	SOFR	Annual	5/24/2025	29,030	(483)	—	(483)
4.3005%	Annual	SOFR	Annual	2/17/2026	45,404	(210)	—	(210)
4.288%	Annual	SOFR	Annual	2/17/2026	46,124	(229)	—	(229)
4.3035%	Annual	SOFR	Annual	2/17/2026	65,472	(298)	—	(298)
4.2675%	Annual	SOFR	Annual	2/17/2026	63,202	(350)	—	(350)
4.2515%	Annual	SOFR	Annual	2/17/2026	64,837	(387)	—	(387)
SOFR	Annual	3.189%	Annual	5/1/2028	30,180	985	—	985
SOFR	Annual	3.1795%	Annual	5/2/2028	12,000	396	—	396
SOFR	Annual	3.2025%	Annual	1/19/2033	23,000	839	—	839
SOFR	Annual	3.104%	Annual	1/20/2033	23,145	1,031	—	1,031
SOFR	Annual	3.16653%	Annual	1/24/2033	23,759	937	—	937
SOFR	Annual	3.18606%	Annual	1/24/2033	21,967	831	—	831
SOFR	Annual	3.075%	Annual	5/24/2033	6,540	283	—	283
						$(9,453)	$—	$(9,453)

Investments in affiliates12

	Value of affiliate at 9/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 2/28/2023 (000)	Dividend income (000)
Short-term securities 9.65%
Money market investments 9.65%
Capital Group Central Cash Fund 4.66%[11]	$1,411,374	$2,456,325	$2,792,454	$264	$5	$1,075,514	$22,471

Restricted securities7

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[3,6]	12/6/2022	$3,635	$3,635	.03%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[3,6]	12/6/2022	385	385	.01
Venture XVII CLO, Ltd., Series 2014-17, Class ARR, (3-month USD-LIBOR + 0.88%) 5.672% 4/15/2027[3,5]	10/4/2022	1,089	1,097	.01
Total		$5,109	$5,117	.05%

22	Short-Term Bond Fund of America

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $52,159,000, which represented .47% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,059,218,000, which represented 27.45% of the net assets of the fund.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Value determined using significant unobservable inputs.
[7]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $5,117,000, which represented .05% of the net assets of the fund.
[8]	Step bond; coupon rate may change at a later date.
[9]	Purchased on a TBA basis.
[10]	Amount less than one thousand.
[11]	Rate represents the seven-day yield at 2/28/2023.
[12]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

Assn. = Association

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

CMT = Constant Maturity Treasury

CPI = Consumer Price Index

DAC = Designated Activity Company

EFFR = Effective Federal Funds Rate

Fin. = Finance

LIBOR = London Interbank Offered Rate

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

Short-Term Bond Fund of America	23

Financial statements

Statement of assets and liabilities at February 28, 2023	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $10,833,788)	$10,468,884
Affiliated issuers (cost: $1,075,405)	1,075,514	$11,544,398
Cash		10,801
Receivables for:
Sales of investments	168,062
Sales of fund’s shares	14,092
Dividends and interest	50,222
Variation margin on futures contracts	242
Variation margin on centrally cleared swap contracts	186	232,804
		11,788,003
Liabilities:
Payables for:
Purchases of investments	416,712
Repurchases of fund’s shares	220,344
Dividends on fund’s shares	549
Investment advisory services	2,212
Services provided by related parties	1,543
Trustees’ deferred compensation	99
Variation margin on futures contracts	1,249
Variation margin on centrally cleared swap contracts	325
Other	70	643,103
Net assets at February 28, 2023		$11,144,900

Net assets consist of:
Capital paid in on shares of beneficial interest		$11,874,312
Total accumulated loss		(729,412)
Net assets at February 28, 2023		$11,144,900

Refer to the notes to financial statements.

24	Short-Term Bond Fund of America

Financial statements (continued)

Statement of assets and liabilities	unaudited
at February 28, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (1,184,709 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$4,782,590	508,274	$9.41
Class C	72,765	7,871	9.24
Class T	10	1	9.41
Class F-1	87,583	9,308	9.41
Class F-2	954,532	101,438	9.41
Class F-3	848,947	90,202	9.41
Class 529-A	476,591	50,651	9.41
Class 529-C	10,953	1,189	9.21
Class 529-E	14,860	1,582	9.40
Class 529-T	10	1	9.41
Class 529-F-1	10	1	9.41
Class 529-F-2	130,084	13,821	9.41
Class 529-F-3	10	1	9.41
Class R-1	1,516	164	9.23
Class R-2	40,728	4,413	9.23
Class R-2E	1,647	176	9.39
Class R-3	55,606	5,921	9.39
Class R-4	30,308	3,221	9.41
Class R-5E	6,064	644	9.41
Class R-5	11,860	1,260	9.41
Class R-6	3,618,226	384,570	9.41

Refer to the notes to financial statements.

Short-Term Bond Fund of America	25

Financial statements (continued)

Statement of operations	unaudited
for the six months ended February 28, 2023	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers	$127,016
Dividends from affiliated issuers	22,471	$149,487
Fees and expenses*:
Investment advisory services	14,584
Distribution services	8,910
Transfer agent services	3,016
Administrative services	1,736
529 plan services	194
Reports to shareholders	139
Registration statement and prospectus	501
Trustees’ compensation	20
Auditing and legal	85
Custodian	15
Other	28	29,228
Net investment income		120,259

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(147,289)
Affiliated issuers	264
Futures contracts	(34,034)
Swap contracts	1,257	(179,802)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	13,052
Affiliated issuers	5
Futures contracts	(7,442)
Swap contracts	(9,453)	(3,838)
Net realized loss and unrealized depreciation		(183,640)

Net decrease in net assets resulting from operations		$(63,381)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

26	Short-Term Bond Fund of America

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended	Year ended
	February 28,	August 31,
	2023*	2022
Operations:
Net investment income	$120,259	$120,859
Net realized loss	(179,802)	(99,917)
Net unrealized depreciation	(3,838)	(457,758)
Net decrease in net assets resulting from operations	(63,381)	(436,816)

Distributions paid or accrued to shareholders	(121,550)	(123,026)

Net capital share transactions	(596,459)	827,844

Total (decrease) increase in net assets	(781,390)	268,002

Net assets:
Beginning of period	11,926,290	11,658,288
End of period	$11,144,900	$11,926,290

*	Unaudited.

Refer to the notes to financial statements.

Short-Term Bond Fund of America	27

Notes to financial statements	unaudited

1. Organization

Short-Term Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

28	Short-Term Bond Fund of America

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Short-Term Bond Fund of America	29

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$4,500,351	$—	$4,500,351
Asset-backed obligations	—	2,221,741	4,020	2,225,761
Mortgage-backed obligations	—	1,663,390	—	1,663,390
Corporate bonds, notes & loans	—	1,410,268	—	1,410,268
Bonds & notes of governments & government agencies outside the U.S.	—	580,340	—	580,340
Federal agency bonds & notes	—	59,768	—	59,768
Municipals	—	29,006	—	29,006
Short-term securities	1,075,514	—	—	1,075,514
Total	$1,075,514	$10,464,864	$4,020	$11,544,398

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$98	$—	$—	$98
Unrealized appreciation on centrally cleared interest rate swaps	—	5,332	—	5,332
Liabilities:
Unrealized depreciation on futures contracts	(11,639)	—	—	(11,639)
Unrealized depreciation on centrally cleared interest rate swaps	—	(14,785)	—	(14,785)
Total	$(11,541)	$(9,453)	$—	$(20,994)

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

30	Short-Term Bond Fund of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities in order to enjoy lower interest rates in a higher interest rate environment, causing the market prices of such securities to decline. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Short-Term Bond Fund of America	31

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. During times of market turmoil, there have been, and may be, no buyers or sellers for securities in entire asset classes. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates —i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are subject to additional risks, including operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

32	Short-Term Bond Fund of America

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $4,607,547,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Short-Term Bond Fund of America	33

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $1,147,551,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the six months ended, February 28, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$98	Unrealized depreciation*	$11,639
Swap (centrally cleared)	Interest	Unrealized appreciation*	5,332	Unrealized depreciation*	14,785
			$5,430		$26,424

		Net realized (loss) gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(34,034)	Net unrealized depreciation on futures contracts	$(7,442)
Swap	Interest	Net realized gain on swap contracts	1,257	Net unrealized depreciation on swap contracts	(9,453)
			$(32,777)		$(16,895)

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

34	Short-Term Bond Fund of America

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$2,554
Capital loss carryforward*	(163,613)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of February 28, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$11,315
Gross unrealized depreciation on investments	(401,052)
Net unrealized depreciation on investments	(389,737)
Cost of investments	11,913,141

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended February 28, 2023		Year ended August 31, 2022
Class A	$47,354		$44,259
Class C	484		329
Class T	—	†	—	†
Class F-1	891		920
Class F-2	11,192		12,382
Class F-3	9,992		10,397
Class 529-A	4,668		4,773
Class 529-C	65		46
Class 529-E	130		123
Class 529-T	—	†	—	†
Class 529-F-1	—	†	—	†
Class 529-F-2	1,429		1,578
Class 529-F-3	—	†	—	†
Class R-1	10		8
Class R-2	251		185
Class R-2E	14		10
Class R-3	480		406
Class R-4	303		341
Class R-5E	58		51
Class R-5	141		168
Class R-6	44,088		47,050
Total	$121,550		$123,026

†	Amount less than one thousand.

Short-Term Bond Fund of America	35

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.252% on the first $15 billion of daily net assets and decreasing to 0.230% on such assets in excess of $15 billion. For the six months ended February 28, 2023, the investment advisory services fees were $14,584,000, which were equivalent to an annualized rate of 0.252% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.50	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2023, unreimbursed expenses subject to reimbursement totaled $6,791,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

36	Short-Term Bond Fund of America

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 28, 2023, the 529 plan services fees were $194,000, which were equivalent to 0.061% of the average daily net assets of each 529 share class.

For the six months ended February 28, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$7,372		$2,028		$737		Not applicable
Class C	395		32		12		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	112		57		14		Not applicable
Class F-2	Not applicable		544		153		Not applicable
Class F-3	Not applicable		3		130		Not applicable
Class 529-A	589		187		73		$147
Class 529-C	55		4		2		3
Class 529-E	38		3		2		5
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	—	*
Class 529-F-2	Not applicable		12		19		39
Class 529-F-3	Not applicable		—	*	—	*	—	*
Class R-1	8		1		—	*	Not applicable
Class R-2	154		69		6		Not applicable
Class R-2E	5		2		—	*	Not applicable
Class R-3	143		38		8		Not applicable
Class R-4	39		14		5		Not applicable
Class R-5E	Not applicable		4		1		Not applicable
Class R-5	Not applicable		3		2		Not applicable
Class R-6	Not applicable		15		572		Not applicable
Total class-specific expenses	$8,910		$3,016		$1,736		$194

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $20,000 in the fund’s statement of operations reflects $18,000 in current fees (either paid in cash or deferred) and a net increase of $2,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Short-Term Bond Fund of America	37

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2023, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2023.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2023

Class A	$1,001,989	106,055	$46,847		4,961		$(1,218,909)	(128,943)	$(170,073)	(17,927)
Class C	21,802	2,350	479		52		(28,014)	(3,015)	(5,733)	(613)
Class T	—	—	—		—		—	—	—	—
Class F-1	10,877	1,151	876		93		(20,088)	(2,128)	(8,335)	(884)
Class F-2	367,032	38,859	10,398		1,101		(486,303)	(51,459)	(108,873)	(11,499)
Class F-3	204,351	21,626	9,781		1,035		(223,032)	(23,596)	(8,900)	(935)
Class 529-A	56,179	5,942	4,652		493		(77,712)	(8,213)	(16,881)	(1,778)
Class 529-C	3,346	362	64		7		(3,514)	(380)	(104)	(11)
Class 529-E	1,801	191	130		14		(2,832)	(299)	(901)	(94)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	24,612	2,603	1,418		150		(26,598)	(2,807)	(568)	(54)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	408	44	10		1		(368)	(40)	50	5
Class R-2	6,858	739	248		27		(8,282)	(894)	(1,176)	(128)
Class R-2E	215	23	14		2		(404)	(43)	(175)	(18)
Class R-3	8,011	850	474		50		(11,393)	(1,207)	(2,908)	(307)
Class R-4	5,212	551	299		31		(8,502)	(899)	(2,991)	(317)
Class R-5E	1,516	160	58		6		(246)	(26)	1,328	140
Class R-5	3,214	341	136		14		(3,744)	(396)	(394)	(41)
Class R-6	224,672	23,759	43,726		4,631		(538,223)	(57,018)	(269,825)	(28,628)
Total net increase (decrease)	$1,942,095	205,606	$119,610		12,668		$(2,658,164)	(281,363)	$(596,459)	(63,089)

Refer to the end of the tables for footnotes.

38	Short-Term Bond Fund of America

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2022

Class A	$2,312,428	235,961	$43,712		4,508		$(2,154,844)	(219,668)	$201,296	20,801
Class C	48,856	5,091	327		34		(45,456)	(4,713)	3,727	412
Class T	—	—	—		—		—	—	—	—
Class F-1	18,516	1,882	899		93		(36,766)	(3,739)	(17,351)	(1,764)
Class F-2	637,590	65,260	11,676		1,201		(597,379)	(61,071)	51,887	5,390
Class F-3	439,779	44,962	10,147		1,044		(322,100)	(32,883)	127,826	13,123
Class 529-A	128,542	13,078	4,740		488		(165,684)	(16,914)	(32,402)	(3,348)
Class 529-C	6,665	694	46		5		(8,379)	(871)	(1,668)	(172)
Class 529-E	4,043	411	122		12		(8,184)	(835)	(4,019)	(412)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	39,026	3,970	1,571		162		(40,290)	(4,111)	307	21
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	1,519	157	7		1		(2,979)	(310)	(1,453)	(152)
Class R-2	17,157	1,779	183		19		(20,531)	(2,126)	(3,191)	(328)
Class R-2E	610	62	10		1		(180)	(18)	440	45
Class R-3	18,991	1,940	401		42		(20,370)	(2,088)	(978)	(106)
Class R-4	12,239	1,240	339		35		(15,297)	(1,563)	(2,719)	(288)
Class R-5E	2,657	270	50		5		(1,758)	(180)	949	95
Class R-5	2,329	238	166		17		(6,641)	(678)	(4,146)	(423)
Class R-6	1,159,802	119,053	46,540		4,788		(697,003)	(71,365)	509,339	52,476
Total net increase (decrease)	$4,850,749	496,048	$120,936		12,455		$(4,143,841)	(423,133)	$827,844	85,370

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,090,944,000 and $5,035,870,000, respectively, during the six months ended February 28, 2023.

11. Ownership concentration

At February 28, 2023, one shareholder held more than 10% of the fund’s outstanding shares. The shareholder, American Funds Portfolio Series — Preservation Portfolio, held aggregate ownership of 11% of the fund’s outstanding shares. CRMC is the investment adviser to American Funds Portfolio Series — Preservation Portfolio.

Short-Term Bond Fund of America	39

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
2/28/2023[5,6]	$9.56	$.09	$(.15)	$(.06)	$(.09)	$—		$(.09)	$9.41	(.62)%[7]	$4,783		.68%[8]		.68%[8]		1.90%[8]
8/31/2022	10.03	.08	(.46)	(.38)	(.09)	—		(.09)	9.56	(3.84)	5,031		.67		.67		.86
8/31/2021	10.19	.04	(.05)	(.01)	(.05)	(.10)		(.15)	10.03	(.13)	5,070		.67		.67		.44
8/31/2020	9.96	.13	.24	.37	(.14)	—	[9]	(.14)	10.19	3.82	4,456		.70		.70		1.26
8/31/2019	9.81	.18	.15	.33	(.18)	—		(.18)	9.96	3.36	3,306		.70		.70		1.81
8/31/2018	9.97	.15	(.16)	(.01)	(.15)	—		(.15)	9.81	(.12)	2,960		.69		.69		1.49
Class C:
2/28/2023[5,6]	9.39	.06	(.15)	(.09)	(.06)	—		(.06)	9.24	(1.00)[7]	73		1.38	[8]	1.38	[8]	1.20	[8]
8/31/2022	9.88	.02	(.47)	(.45)	(.04)	—		(.04)	9.39	(4.56)	80		1.37		1.37		.18
8/31/2021	10.06	(.03)	(.04)	(.07)	(.01)	(.10)		(.11)	9.88	(.77)	80		1.37		1.37		(.25)
8/31/2020	9.84	.05	.25	.30	(.08)	—	[9]	(.08)	10.06	3.05	79		1.39		1.39		.55
8/31/2019	9.69	.11	.15	.26	(.11)	—		(.11)	9.84	2.66	62		1.42		1.42		1.09
8/31/2018	9.86	.07	(.16)	(.09)	(.08)	—		(.08)	9.69	(.96)	55		1.44		1.44		.73
Class T:
2/28/2023[5,6]	9.56	.10	(.14)	(.04)	(.11)	—		(.11)	9.41	(.47)[7,10]	—	[11]	.36	[8,10]	.36	[8,10]	2.23	[8,10]
8/31/2022	10.03	.11	(.47)	(.36)	(.11)	—		(.11)	9.56	(3.56)[10]	—	[11]	.37	[10]	.37	[10]	1.15	[10]
8/31/2021	10.19	.07	(.05)	.02	(.08)	(.10)		(.18)	10.03	.16 [10]	—	[11]	.37	[10]	.37	[10]	.74	[10]
8/31/2020	9.96	.16	.24	.40	(.17)	—	[9]	(.17)	10.19	4.13 [10]	—	[11]	.39	[10]	.39	[10]	1.60	[10]
8/31/2019	9.81	.21	.15	.36	(.21)	—		(.21)	9.96	3.65 [10]	—	[11]	.41	[10]	.41	[10]	2.10	[10]
8/31/2018	9.98	.17	(.17)	— [9]	(.17)	—		(.17)	9.81	.04 [10]	—	[11]	.43	[10]	.43	[10]	1.74	[10]
Class F-1:
2/28/2023[5,6]	9.56	.09	(.15)	(.06)	(.09)	—		(.09)	9.41	(.61)[7]	87		.66	[8]	.66	[8]	1.91	[8]
8/31/2022	10.03	.08	(.46)	(.38)	(.09)	—		(.09)	9.56	(3.84)	97		.67		.67		.83
8/31/2021	10.19	.04	(.05)	(.01)	(.05)	(.10)		(.15)	10.03	(.13)	120		.67		.67		.44
8/31/2020	9.96	.13	.24	.37	(.14)	—	[9]	(.14)	10.19	3.82	131		.69		.69		1.26
8/31/2019	9.81	.18	.14	.32	(.17)	—		(.17)	9.96	3.33	93		.73		.73		1.78
8/31/2018	9.97	.14	(.16)	(.02)	(.14)	—		(.14)	9.81	(.16)	89		.73		.73		1.41
Class F-2:
2/28/2023[5,6]	9.56	.10	(.15)	(.05)	(.10)	—		(.10)	9.41	(.49)[7]	954		.40	[8]	.40	[8]	2.17	[8]
8/31/2022	10.03	.11	(.47)	(.36)	(.11)	—		(.11)	9.56	(3.58)	1,080		.40		.40		1.14
8/31/2021	10.19	.07	(.05)	.02	(.08)	(.10)		(.18)	10.03	.14	1,079		.41		.41		.71
8/31/2020	9.96	.15	.25	.40	(.17)	—	[9]	(.17)	10.19	4.11	845		.41		.41		1.49
8/31/2019	9.81	.20	.15	.35	(.20)	—		(.20)	9.96	3.62	449		.44		.44		2.07
8/31/2018	9.97	.17	(.16)	.01	(.17)	—		(.17)	9.81	.12	301		.45		.45		1.73
Class F-3:
2/28/2023[5,6]	9.56	.11	(.15)	(.04)	(.11)	—		(.11)	9.41	(.43)[7]	849		.30	[8]	.30	[8]	2.29	[8]
8/31/2022	10.03	.12	(.47)	(.35)	(.12)	—		(.12)	9.56	(3.49)	871		.30		.30		1.26
8/31/2021	10.19	.08	(.05)	.03	(.09)	(.10)		(.19)	10.03	.24	783		.31		.30		.81
8/31/2020	9.96	.16	.25	.41	(.18)	—	[9]	(.18)	10.19	4.21	538		.34		.32		1.62
8/31/2019	9.81	.21	.15	.36	(.21)	—		(.21)	9.96	3.72	314		.36		.35		2.16
8/31/2018	9.98	.18	(.17)	.01	(.18)	—		(.18)	9.81	.10	269		.37		.37		1.82
Class 529-A:
2/28/2023[5,6]	9.56	.09	(.15)	(.06)	(.09)	—		(.09)	9.41	(.62)[7]	477		.68	[8]	.68	[8]	1.90	[8]
8/31/2022	10.03	.08	(.46)	(.38)	(.09)	—		(.09)	9.56	(3.83)	501		.65		.65		.86
8/31/2021	10.19	.05	(.06)	(.01)	(.05)	(.10)		(.15)	10.03	(.12)	560		.66		.66		.45
8/31/2020	9.96	.13	.24	.37	(.14)	—	[9]	(.14)	10.19	3.82	556		.69		.69		1.27
8/31/2019	9.81	.18	.14	.32	(.17)	—		(.17)	9.96	3.33	443		.73		.73		1.78
8/31/2018	9.97	.15	(.17)	(.02)	(.14)	—		(.14)	9.81	(.15)	377		.72		.72		1.48

Refer to the end of the table for footnotes.

40	Short-Term Bond Fund of America

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2023[5,6]	$9.36	$.05	$(.15)	$(.10)	$(.05)	$—	$(.05)	$9.21	(1.03)%[7]	$11		1.43%[8]		1.43%[8]		1.15%[8]
8/31/2022	9.84	.01	(.45)	(.44)	(.04)	—	(.04)	9.36	(4.50)	11		1.42		1.42		.09
8/31/2021	10.03	(.03)	(.05)	(.08)	(.01)	(.10)	(.11)	9.84	(.86)	14		1.40		1.40		(.28)
8/31/2020	9.81	.06	.23	.29	(.07)	— [9]	(.07)	10.03	3.03	16		1.44		1.44		.59
8/31/2019	9.66	.10	.15	.25	(.10)	—	(.10)	9.81	2.64	37		1.46		1.46		1.05
8/31/2018	9.83	.06	(.16)	(.10)	(.07)	—	(.07)	9.66	(1.00)	37		1.47		1.47		.65
Class 529-E:
2/28/2023[5,6]	9.55	.08	(.15)	(.07)	(.08)	—	(.08)	9.40	(.73)[7]	15		.89	[8]	.89	[8]	1.69	[8]
8/31/2022	10.02	.06	(.46)	(.40)	(.07)	—	(.07)	9.55	(4.03)	16		.88		.88		.60
8/31/2021	10.18	.02	(.05)	(.03)	(.03)	(.10)	(.13)	10.02	(.34)	21		.89		.89		.23
8/31/2020	9.95	.11	.24	.35	(.12)	— [9]	(.12)	10.18	3.61	20		.91		.91		1.08
8/31/2019	9.80	.15	.15	.30	(.15)	—	(.15)	9.95	3.11	19		.94		.94		1.57
8/31/2018	9.96	.12	(.16)	(.04)	(.12)	—	(.12)	9.80	(.39)	17		.96		.96		1.23
Class 529-T:
2/28/2023[5,6]	9.56	.10	(.15)	(.05)	(.10)	—	(.10)	9.41	(.50)[7,10]	—	[11]	.43	[8,10]	.43	[8,10]	2.16	[8,10]
8/31/2022	10.03	.11	(.47)	(.36)	(.11)	—	(.11)	9.56	(3.61)[10]	—	[11]	.43	[10]	.43	[10]	1.09	[10]
8/31/2021	10.19	.07	(.06)	.01	(.07)	(.10)	(.17)	10.03	.11 [10]	—	[11]	.44	[10]	.44	[10]	.67	[10]
8/31/2020	9.96	.15	.25	.40	(.17)	— [9]	(.17)	10.19	4.06 [10]	—	[11]	.47	[10]	.47	[10]	1.52	[10]
8/31/2019	9.81	.20	.15	.35	(.20)	—	(.20)	9.96	3.57 [10]	—	[11]	.50	[10]	.50	[10]	2.01	[10]
8/31/2018	9.98	.16	(.16)	— [9]	(.17)	—	(.17)	9.81	(.02)[10]	—	[11]	.50	[10]	.50	[10]	1.67	[10]
Class 529-F-1:
2/28/2023[5,6]	9.56	.10	(.15)	(.05)	(.10)	—	(.10)	9.41	(.53)[7,10]	—	[11]	.50	[8,10]	.50	[8,10]	2.09	[8,10]
8/31/2022	10.03	.10	(.47)	(.37)	(.10)	—	(.10)	9.56	(3.67)[10]	—	[11]	.49	[10]	.49	[10]	1.03	[10]
8/31/2021	10.19	.10	(.09)	.01	(.07)	(.10)	(.17)	10.03	.07 [10]	—	[11]	.42	[10]	.42	[10]	.96	[10]
8/31/2020	9.96	.15	.25	.40	(.17)	— [9]	(.17)	10.19	4.07	122		.46		.46		1.51
8/31/2019	9.81	.20	.15	.35	(.20)	—	(.20)	9.96	3.58	102		.49		.49		2.03
8/31/2018	9.97	.17	(.16)	.01	(.17)	—	(.17)	9.81	.07	83		.49		.49		1.71
Class 529-F-2:
2/28/2023[5,6]	9.56	.10	(.15)	(.05)	(.10)	—	(.10)	9.41	(.47)[7]	130		.37	[8]	.37	[8]	2.21	[8]
8/31/2022	10.03	.11	(.47)	(.36)	(.11)	—	(.11)	9.56	(3.58)	133		.40		.40		1.13
8/31/2021[5,12]	10.17	.05	(.03)	.02	(.06)	(.10)	(.16)	10.03	.14 [7]	139		.43	[8]	.43	[8]	.64	[8]
Class 529-F-3:
2/28/2023[5,6]	9.56	.10	(.15)	(.05)	(.10)	—	(.10)	9.41	(.47)[7]	—	[11]	.38	[8]	.38	[8]	2.21	[8]
8/31/2022	10.03	.11	(.47)	(.36)	(.11)	—	(.11)	9.56	(3.56)	—	[11]	.37		.37		1.15
8/31/2021[5,12]	10.17	.06	(.04)	.02	(.06)	(.10)	(.16)	10.03	.18 [7]	—	[11]	.44	[8]	.37	[8]	.68	[8]
Class R-1:
2/28/2023[5,6]	9.38	.06	(.15)	(.09)	(.06)	—	(.06)	9.23	(1.00)[7]	1		1.39	[8]	1.39	[8]	1.20	[8]
8/31/2022	9.87	— [9]	(.45)	(.45)	(.04)	—	(.04)	9.38	(4.57)	1		1.39		1.39		(.02)
8/31/2021	10.05	(.03)	(.04)	(.07)	(.01)	(.10)	(.11)	9.87	(.77)	3		1.38		1.38		(.26)
8/31/2020	9.83	.05	.24	.29	(.07)	— [9]	(.07)	10.05	3.02	3		1.42		1.42		.53
8/31/2019	9.69	.10	.14	.24	(.10)	—	(.10)	9.83	2.54	2		1.45		1.45		1.03
8/31/2018	9.85	.07	(.16)	(.09)	(.07)	—	(.07)	9.69	(.88)	4		1.45		1.45		.71

Refer to the end of the table for footnotes.

Short-Term Bond Fund of America	41

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2023[5,6]	$9.38	$.06		$(.15)	$(.09)	$(.06)	$—		$(.06)	$9.23	(1.00)%[7]	$41	1.38%[8]		1.38%[8]		1.20%[8]
8/31/2022	9.86	.01		(.45)	(.44)	(.04)	—		(.04)	9.38	(4.47)	43	1.38		1.38		.14
8/31/2021	10.05	(.03)		(.05)	(.08)	(.01)	(.10)		(.11)	9.86	(.87)	48	1.39		1.39		(.27)
8/31/2020	9.82	.06		.24	.30	(.07)	—	[9]	(.07)	10.05	3.14	51	1.41		1.41		.56
8/31/2019	9.68	.10		.15	.25	(.11)	—		(.11)	9.82	2.55	45	1.43		1.43		1.07
8/31/2018	9.84	.07		(.16)	(.09)	(.07)	—		(.07)	9.68	(.87)	45	1.44		1.44		.74
Class R-2E:
2/28/2023[5,6]	9.54	.07		(.15)	(.08)	(.07)	—		(.07)	9.39	(.94)[7]	2	1.10	[8]	1.10	[8]	1.48	[8]
8/31/2022	10.02	.05		(.48)	(.43)	(.05)	—		(.05)	9.54	(4.25)	2	1.09		1.09		.48
8/31/2021	10.18	—	[9]	(.05)	(.05)	(.01)	(.10)		(.11)	10.02	(.50)	1	1.12		1.12		(.01)
8/31/2020	9.95	.08		.25	.33	(.10)	—	[9]	(.10)	10.18	3.35	1	1.17		1.16		.79
8/31/2019	9.80	.13		.15	.28	(.13)	—		(.13)	9.95	2.87	1	1.18		1.18		1.36
8/31/2018	9.97	.10		(.17)	(.07)	(.10)	—		(.10)	9.80	(.72)	1	1.21		1.19		.98
Class R-3:
2/28/2023[5,6]	9.54	.08		(.15)	(.07)	(.08)	—		(.08)	9.39	(.75)[7]	56	.93	[8]	.93	[8]	1.65	[8]
8/31/2022	10.02	.06		(.48)	(.42)	(.06)	—		(.06)	9.54	(4.15)	59	.93		.93		.58
8/31/2021	10.18	.02		(.06)	(.04)	(.02)	(.10)		(.12)	10.02	(.39)	63	.95		.95		.17
8/31/2020	9.94	.10		.26	.36	(.12)	—	[9]	(.12)	10.18	3.65	64	.97		.97		1.01
8/31/2019	9.80	.15		.14	.29	(.15)	—		(.15)	9.94	2.96	56	.99		.99		1.52
8/31/2018	9.96	.12		(.16)	(.04)	(.12)	—		(.12)	9.80	(.43)	51	1.00		1.00		1.17
Class R-4:
2/28/2023[5,6]	9.56	.09		(.15)	(.06)	(.09)	—		(.09)	9.41	(.60)[7]	30	.64	[8]	.64	[8]	1.94	[8]
8/31/2022	10.03	.09		(.47)	(.38)	(.09)	—		(.09)	9.56	(3.81)	34	.63		.63		.88
8/31/2021	10.19	.05		(.06)	(.01)	(.05)	(.10)		(.15)	10.03	(.10)	38	.64		.64		.48
8/31/2020	9.96	.13		.25	.38	(.15)	—	[9]	(.15)	10.19	3.86	44	.66		.66		1.32
8/31/2019	9.81	.18		.15	.33	(.18)	—		(.18)	9.96	3.37	37	.69		.69		1.83
8/31/2018	9.97	.15		(.16)	(.01)	(.15)	—		(.15)	9.81	(.12)	34	.69		.69		1.48
Class R-5E:
2/28/2023[5,6]	9.56	.10		(.15)	(.05)	(.10)	—		(.10)	9.41	(.51)[7]	6	.45	[8]	.45	[8]	2.16	[8]
8/31/2022	10.03	.11		(.47)	(.36)	(.11)	—		(.11)	9.56	(3.63)	5	.45		.45		1.09
8/31/2021	10.19	.07		(.06)	.01	(.07)	(.10)		(.17)	10.03	.09	4	.45		.45		.66
8/31/2020	9.96	.15		.25	.40	(.17)	—	[9]	(.17)	10.19	4.05	3	.48		.48		1.49
8/31/2019	9.81	.20		.15	.35	(.20)	—		(.20)	9.96	3.57	2	.49		.49		2.03
8/31/2018	9.98	.19		(.19)	— [9]	(.17)	—		(.17)	9.81	.05	1	.46		.46		1.92
Class R-5:
2/28/2023[5,6]	9.56	.10		(.14)	(.04)	(.11)	—		(.11)	9.41	(.46)[7]	12	.35	[8]	.35	[8]	2.24	[8]
8/31/2022	10.03	.11		(.46)	(.35)	(.12)	—		(.12)	9.56	(3.54)	12	.35		.35		1.11
8/31/2021	10.19	.08		(.06)	.02	(.08)	(.10)		(.18)	10.03	.19	17	.35		.35		.76
8/31/2020	9.96	.16		.25	.41	(.18)	—	[9]	(.18)	10.19	4.16	13	.37		.37		1.60
8/31/2019	9.81	.21		.15	.36	(.21)	—		(.21)	9.96	3.67	11	.40		.40		2.11
8/31/2018	9.98	.17		(.16)	.01	(.18)	—		(.18)	9.81	.06	10	.40		.40		1.75
Class R-6:
2/28/2023[5,6]	9.56	.11		(.15)	(.04)	(.11)	—		(.11)	9.41	(.43)[7]	3,618	.30	[8]	.30	[8]	2.29	[8]
8/31/2022	10.03	.12		(.47)	(.35)	(.12)	—		(.12)	9.56	(3.49)	3,950	.30		.30		1.26
8/31/2021	10.19	.08		(.05)	.03	(.09)	(.10)		(.19)	10.03	.24	3,618	.30		.30		.81
8/31/2020	9.96	.16		.25	.41	(.18)	—	[9]	(.18)	10.19	4.22	2,956	.32		.32		1.64
8/31/2019	9.81	.21		.15	.36	(.21)	—		(.21)	9.96	3.73	2,054	.34		.34		2.18
8/31/2018	9.97	.18		(.16)	.02	(.18)	—		(.18)	9.81	.23	1,740	.34		.34		1.86

Refer to the end of the table for footnotes.

42	Short-Term Bond Fund of America

Financial highlights (continued)

	Six months ended February 28,	Year ended August 31,
Portfolio turnover rate for all share classes[13,14]	2023[5,6,7]	2022	2021	2020	2019	2018
Excluding mortgage dollar roll transactions	40%	86%	69%	107%	134%	129%
Including mortgage dollar roll transactions	75%	130%	147%	116%	153%	148%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During some of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $.01.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

Short-Term Bond Fund of America	43

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2022, through February 28, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

44	Short-Term Bond Fund of America

Expense example (continued)

	Beginning account value 9/1/2022	Ending account value 2/28/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$993.78	$3.36	.68%
Class A – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class C – actual return	1,000.00	990.05	6.81	1.38
Class C – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class T – actual return	1,000.00	995.32	1.78	.36
Class T – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class F-1 – actual return	1,000.00	993.86	3.26	.66
Class F-1 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 – actual return	1,000.00	995.14	1.98	.40
Class F-2 – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class F-3 – actual return	1,000.00	995.66	1.48	.30
Class F-3 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 529-A – actual return	1,000.00	993.79	3.36	.68
Class 529-A – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 529-C – actual return	1,000.00	989.73	7.05	1.43
Class 529-C – assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class 529-E – actual return	1,000.00	992.72	4.40	.89
Class 529-E – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class 529-T – actual return	1,000.00	995.02	2.13	.43
Class 529-T – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class 529-F-1 – actual return	1,000.00	994.69	2.47	.50
Class 529-F-1 – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 529-F-2 – actual return	1,000.00	995.29	1.83	.37
Class 529-F-2 – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class 529-F-3 – actual return	1,000.00	995.28	1.88	.38
Class 529-F-3 – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class R-1 – actual return	1,000.00	989.96	6.86	1.39
Class R-1 – assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-2 – actual return	1,000.00	990.03	6.81	1.38
Class R-2 – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2E – actual return	1,000.00	990.64	5.43	1.10
Class R-2E – assumed 5% return	1,000.00	1,019.34	5.51	1.10
Class R-3 – actual return	1,000.00	992.52	4.59	.93
Class R-3 – assumed 5% return	1,000.00	1,020.18	4.66	.93
Class R-4 – actual return	1,000.00	993.99	3.16	.64
Class R-4 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class R-5E – actual return	1,000.00	994.91	2.23	.45
Class R-5E – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class R-5 – actual return	1,000.00	995.42	1.73	.35
Class R-5 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class R-6 – actual return	1,000.00	995.66	1.48	.30
Class R-6 – assumed 5% return	1,000.00	1,023.31	1.51	.30

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Short-Term Bond Fund of America	45

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

46	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	47

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48	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	49

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50	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	51

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	Short-Term Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]

Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1.

A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 28, 2023

By ___/s/ Becky L. Park __________
Becky L. Park, Treasurer and Principal Financial Officer

Date: April 28, 2023